            As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 33-89560

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


                REGISTRATION STATEMENT UNDER THE SECURITIES [X]
                                   ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


 PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)


This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on September 20, 2000 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                 NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                   REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                                    CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page................................................                                                     Cover Page
Item 2.    Definitions...............................................                                      Glossary of Special Terms
Item 3.    Synopsis or Highlights....................................                                      Synopsis of the Contracts
Item 4.    Condensed Financial Information...........................                                Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and
           Portfolio Companies ......................................   Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...................................                                  Standard Charges & Deductions
Item 7.    General Description of Variable Annuity Contracts.........                  Contract Ownership; Operation of the Contract
Item 8.    Annuity Period............................................                                       Annuitizing the Contract
Item 9.    Death Benefit.............................................                                                 Death Benefits
Item 10.   Purchases and Contract Value..............................                                      Operation of the Contract
Item 11.   Redemptions...............................................                                         Surrender (Redemption)
Item 12.   Taxes.....................................................                                     Federal Tax Considerations
Item 13.   Legal Proceedings.........................................                                              Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
           Information...............................................   Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page................................................                                                     Cover Page
Item 16.   Table of Contents.........................................                                              Table of Contents
Item 17.   General Information and History...........................                                General Information and History
Item 18.   Services..................................................                                                       Services
Item 19.   Purchase of Securities Being Offered......................                           Purchase of Securities Being Offered
Item 20.   Underwriters..............................................                                                   Underwriters
Item 21.   Calculation of Performance Information....................                         Calculation of Performance Information
Item 22.   Annuity Payments..........................................                                               Annuity Payments
Item 23.   Financial Statements......................................                                           Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.........................                                                        Item 24
Item 25.   Directors and Officers of the Depositor...................                                                        Item 25
Item 26.   Persons Controlled by or Under Common Control with
           the Depositor or Registrant...............................                                                        Item 26
Item 27.   Number of Contract Owners.................................                                                        Item 27
Item 28.   Indemnification...........................................                                                        Item 28
Item 29.   Principal Underwriter.....................................                                                        Item 29
Item 30.   Location of Accounts and Records..........................                                                        Item 30
Item 31.   Management Services.......................................                                                        Item 31
Item 32.   Undertakings..............................................                                                        Item 32

                     SUPPLEMENT DATED OCTOBER 2, 2000 TO



                       PROSPECTUS DATED MAY 1, 2000 FOR



         MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS



                                  ISSUED BY



                      NATIONWIDE LIFE INSURANCE COMPANY



                                 THROUGH ITS



                        NATIONWIDE FIDELITY ADVISOR VA



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



1. PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:



   THIS PROSPECTUS PROVIDES DISCLOSURE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000. FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000, ANOTHER PROSPECTUS - IDENTICAL TO THIS PROSPECTUS WITH THE EXCEPTION OF AVAILABLE SHARE CLASSES - WILL BE PROVIDED.



   Fidelity VIP III Dynamic Capital Appreciation: Service Class



2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 9 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:



   THE FOLLOWING UNDERLYING MUTUAL FUNDS AND CORRESPONDING EXPENSES APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2000:



           UNDERLYING MUTUAL FUND ANNUAL EXPENSES (AS A PERCENTAGE OF



         UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)



                                           Management   Other    12b-1      Total
                                              Fees    Expenses    Fees   Underlying
                                                                         Mutual Fund
                                                                           Expenses
                                           ---------- --------    ----   -----------
     Fidelity VIP III Dynamic Capital         0.58%      0.92%    0.10%      1.60%
     Appreciation: Service Class*



   *Based on estimated expenses for the first year.



   The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.



3. THE "EXAMPLE" CHART ON PAGE 10 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE
   FOLLOWING:



   EXAMPLE - FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000



   The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.



The example reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.70% which is the maximum charge for the maximum number of rider options.

   For those contracts that do not elect the maximum number of options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.



                       If you surrender        If you do not         If you annuitize
                         your contract         surrender your          your contract
                       at the end of the      contract at the        at the end of the
                           applicable            end of the              applicable
                          time period         applicable time           time period
                                                   period
                      ---------------------  --------------------  ---------------------
                      1    3     5     10    1    3    5     10    1    3     5     10
                      Yr.  Yrs.  Yrs.  Yrs.  Yr.  Yrs  Yrs.  Yrs.  Yr.  Yrs.  Yrs.  Yrs.
                      ---  ----  ----  ----  ---  ---  ----  ----  ---  ----  ----  ----
Fidelity VIP III      108   190  264    461  45   136  228    461   *   136   228    461
Dynamic Capital
Appreciation:
Service Class



* The contracts sold under this prospectus do not permit annuitization during the first two contract years.



4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 54 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:



   VIP III BALANCED PORTFOLIO: SERVICE CLASS



   Investment Objective: The fund seeks both income and capital growth consistent with reasonable risk using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.



5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 54 OF YOUR PROSPECTUS IS AMENDED TO READ:



   FIDELITY VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS



   Investment Objective: The fund seeks capital appreciation by normally investing in common stocks of foreign and domestic issuers. This strategy includes primarily investing in growth stocks, value stocks, or both. FMR uses fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions, to select investments for the Portfolio. The Portfolio may realize capital gains without considering the tax consequences to shareholders.

                     SUPPLEMENT DATED OCTOBER 2, 2000 TO



                       PROSPECTUS DATED MAY 1, 2000 FOR



         MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS



                                  ISSUED BY



                      NATIONWIDE LIFE INSURANCE COMPANY



                                 THROUGH ITS



                        NATIONWIDE FIDELITY ADVISOR VA



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



1. PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:



   THIS PROSPECTUS PROVIDES DISCLOSURE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000. FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000, ANOTHER PROSPECTUS - IDENTICAL TO THIS PROSPECTUS WITH THE EXCEPTION OF AVAILABLE SHARE CLASSES - WILL BE PROVIDED.



   Fidelity VIP III Dynamic Capital Appreciation: Service Class 2



2. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 9 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:



   THE FOLLOWING UNDERLYING MUTUAL FUNDS AND CORRESPONDING EXPENSES APPLY TO CONTRACTS ISSUED ON AND AFTER MAY 1, 2000:



                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                              (AS A PERCENTAGE OF
       UNDERLYING MUTUAL FUND NET ASSETS, WITHOUT EXPENSE REIMBURSEMENT)



                                           Management    Other     12b-1      Total
                                              Fees     Expenses    Fees     Underlying
                                                                           Mutual Fund
                                                                             Expenses
                                           ----------  --------    -----   -----------
     Fidelity VIP III Dynamic Capital         0.58%      0.92%      0.25%      1.75%
     Appreciation: Service Class 2*



   *Based on estimated expenses for the first year.



   The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide. None of the underlying mutual funds listed above are subject to fee waivers or expense reimbursements.



3. THE "EXAMPLE" CHART ON PAGE 10 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE
   FOLLOWING:



   EXAMPLE - FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000
   The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

   The example reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.70% which is the maximum charge for the maximum number of rider options.

   For those contracts that do not elect the maximum number of options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.



                       If you surrender          If you do not      If you annuitize
                         your contract           surrender your       your contract
                       at the end of the        contract at the     at the end of the
                           applicable              end of the           applicable
                          time period           applicable time        time period
                                                     period
                      ----------------------  --------------------  ---------------------
                      1     3     5     10    1    3    5     10    1    3     5     10
                      Yr.   Yrs.  Yrs.  Yrs.  Yr.  Yrs  Yrs.  Yrs.  Yr.  Yrs.  Yrs.  Yrs.
                      ---   ----  ----  ----  ---  ---  ----  ----  ---  ----  ----  ----
Fidelity VIP III      110   195   271   474   47   141  235   474    *   141   235   474
Dynamic Capital
Appreciation:
Service Class 2



   *The contracts sold under this prospectus do not permit annuitization during the first two contract years.



4. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 54 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE:



   VIP III BALANCED PORTFOLIO: SERVICE CLASS 2
   Investment Objective: The fund seeks both income and capital growth consistent with reasonable risk using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.



5. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 54 OF YOUR PROSPECTUS IS AMENDED TO READ:



   FIDELITY VIP III DYNAMIC CAPITAL APPRECIATION PORTFOLIO: SERVICE CLASS 2 Investment Objective: The fund seeks capital appreciation by normally investing in common stocks of foreign and domestic issuers. This strategy includes primarily investing in growth stocks, value stocks, or both. FMR uses fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions, to select investments for the Portfolio. The Portfolio may realize capital gains without considering the tax consequences to shareholders.

                      NATIONWIDE LIFE INSURANCE COMPANY

         Modified Single Premium Deferred Variable Annuity Contracts

                 Issued by Nationwide Life Insurance Company

           through its Nationwide Fidelity Advisor Variable Account

                 The date of this prospectus is May 1, 2000.




Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ("SERVICE CLASS SHARES") ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000:

VARIABLE INSURANCE PRODUCTS FUND
-     VIP Equity-Income Portfolio: Service Class
-     VIP Growth Portfolio: Service Class
-     VIP High Income Portfolio: Service Class*
-     VIP Money Market Portfolio
-     VIP Overseas Portfolio: Service Class

VARIABLE INSURANCE PRODUCTS FUND II
-     VIP II Asset Manager Portfolio: Service Class
-     VIP II Asset Manager: Growth Portfolio: Service Class
-     VIP II Contrafund(R) Portfolio: Service Class
-     VIP II Investment Grade Bond Portfolio
-     VIP II Index 500 Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
-     VIP III Balanced Portfolio: Service Class
-     VIP III Growth & Income Portfolio: Service Class
-     VIP III Growth Opportunities Portfolio: Service Class
-     VIP III Mid Cap Portfolio: Service Class

THE FOLLOWING UNDERLYING MUTUAL FUNDS ("SERVICE CLASS 2 SHARES") ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000:

VARIABLE INSURANCE PRODUCTS FUND
-     VIP Equity-Income Portfolio: Service Class 2
-     VIP Growth Portfolio: Service Class 2
-     VIP High Income Portfolio: Service Class 2*
-     VIP Money Market Portfolio
-     VIP Overseas Portfolio: Service Class 2

VARIABLE INSURANCE PRODUCTS FUND II
-     VIP II Asset Manager Portfolio: Service Class 2
-     VIP II Asset Manager Growth: Portfolio: Service Class 2
-     VIP II Contrafund(R) Portfolio: Service Class 2
-     VIP II Investment Grade Bond Portfolio
-     VIP II Index 500 Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
-     VIP III Balanced Portfolio: Service Class 2
-     VIP III Growth & Income Portfolio: Service Class 2
-     VIP III Growth Opportunities Portfolio: Service Class 2
-     VIP III Mid Cap Portfolio: Service Class 2

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Fidelity Advisor Variable Account ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

As indicated, Service Class shares of the underlying mutual funds are exclusively available under contracts purchased prior to May 1, 2000. Service Class 2 shares of the underlying mutual funds are exclusively available under contracts issued on or after May 1, 2000. Accordingly, two versions of this prospectus will be made available - one for contracts issued on or after May 1, 2000, the other for contracts issued before May 1, 2000. The only difference between these two versions will be with respect to the share classes of the underlying mutual funds and related provisions; otherwise the two versions are identical.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 55.



For general information or to obtain FREE copies of the:

-     Statement of Additional Information;
- prospectus, annual report or semi-annual report for any underlying mutual fund;
-     prospectus for the Guaranteed Term Options; or
-     required Nationwide forms,

call: 1-800-494-1132
      1-800-573-2447 (VOICE RESPONSE AVAILABLE 24 HOURS)
      1-800-238-3035 (TDD)

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182610
     COLUMBUS, OHIO 43218-2610

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                 www.sec.gov

THIS ANNUITY IS NOT:
-     A BANK DEPOSIT                -     FEDERALLY INSURED
-     ENDORSED BY A BANK OR         -     AVAILABLE IN EVERY STATE
      GOVERNMENT AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Fidelity Advisor Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS......................................................

SUMMARY OF STANDARD CONTRACT EXPENSES..........................................

ADDITIONAL CONTRACT OPTIONS....................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.........................................

EXAMPLE........................................................................

SYNOPSIS OF THE CONTRACTS......................................................

FINANCIAL STATEMENTS...........................................................

CONDENSED FINANCIAL INFORMATION................................................

NATIONWIDE LIFE INSURANCE COMPANY..............................................

NATIONWIDE INVESTMENT SERVICES CORPORATION.....................................

TYPES OF CONTRACTS.............................................................
   Non-Qualified Annuity Contracts
   Individual Retirement Annuities (IRAs)
   Simplified Employee Pension IRAs (SEP IRAs)
   Simple IRAs
   Roth IRAs
   Tax Sheltered Annuities
   Qualified Plans

INVESTING IN THE CONTRACT......................................................
   The Variable Account and Underlying Mutual Funds
   Guaranteed Term Options
   The Fixed Account

STANDARD CHARGES AND DEDUCTIONS................................................
   Mortality and Expense Risk Charge
   Contingent Deferred Sales Charge
   Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.............................
   Reduced Purchase Payment Option
   CDSC Options and Charges
   Death Benefit Options
   Guaranteed Minimum Income Benefit Option
   Extra Value Option

CONTRACT OWNERSHIP.............................................................
   Joint Ownership
   Contingent Ownership
   Annuitant
   Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT......................................................
   Minimum Initial and Subsequent Purchase Payments
   Pricing
   Allocation of Purchase Payments
   Determining the Contract Value
   Transfers Prior to Annuitization
   Transfers After Annuitization
   Transfer Requests

RIGHT TO REVOKE................................................................

SURRENDER (REDEMPTION).........................................................
   Partial Surrenders (Partial Redemptions)
   Full Surrenders (Full Redemptions)
   Surrenders Under a Texas Optional Retirement Program or a Louisiana
      Optional Retirement Plan
   Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.................................................................
   Minimum & Maximum Loan Amounts
   Loan Processing Fee
   How Loan Requests are Processed
   Loan Interest
   Loan Repayment
   Distributions & Annuity Payments
   Transferring the Contract
   Grace Period & Loan Default

ASSIGNMENT.....................................................................

CONTRACT OWNER SERVICES........................................................
   Asset Rebalancing
   Dollar Cost Averaging
   Systematic Withdrawals

ANNUITY COMMENCEMENT DATE......................................................

ANNUITIZING THE CONTRACT.......................................................
   Annuitization Date
   Annuitization
   Fixed Payment Annuity
   Variable Payment Annuity

   Frequency and Amount of Annuity Payments
   Guaranteed Minimum Income Benefit Option ("GMIB")
   Annuity Payment Options

DEATH BENEFITS.................................................................
   Death of Contract Owner - Non-Qualified Contracts
   Death of Annuitant - Non-Qualified Contracts
   Death of Contract Owner/Annuitant
   Death Benefit Payment

REQUIRED DISTRIBUTIONS.........................................................
   Required Distributions for Non-Qualified Contracts
   Required Distributions for Tax Sheltered Annuities
   Required Distributions for Individual Retirement Annuities, SEP IRAs and
      Simple IRAs
   Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.....................................................
   Federal Income Taxes
   Withholding
   Non-Resident Aliens
   Federal Estate, Gift, and Generation Skipping Transfer Taxes
   Charge for Tax
   Diversification
   Tax Changes

STATEMENTS AND REPORTS.........................................................

LEGAL PROCEEDINGS..............................................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.............................

APPENDIX B: CONDENSED FINANCIAL INFORMATION....................................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
-     the contract owner meets an available exception under the contract; or
- a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)...7%(1)

Range of CDSC over time:


 Number of Completed        CDSC
 Years from Date of      Percentage
  Purchase Payment
 -----------------       -----------
          0                  7%
          1                  7%
          2                  6%
          3                  5%
          4                  4%
          5                  3%
          6                  2%
          7                  0%



(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments made to the contract; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities due to Internal Revenue Code restrictions.


VARIABLE ACCOUNT CHARGES(2)
(as a percentage of the daily net assets of the variable account)

Mortality and Expense Risk Charges           0.95%
Total Variable Account Charges               0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

   Reduced Purchase Payment Option ..............      0.25%
   Total Variable Account Charges
   (including Reduced Purchase
   Payment Option)................................     1.20%

CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

  Five Year CDSC Option ..........................     0.15%
   Total Variable Account Charges
   (including Five Year CDSC Option)..............     1.10%

Range of Five-Year CDSC over time:

 Number of Completed       CDSC
 Years from Date of     Percentage
  Purchase Payment
--------------------    ----------
          0                 7%
          1                 7%
          2                 6%
          3                 4%
          4                 2%
          5                 0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

  ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

  For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

   Additional Withdrawal Without
   Charge and Disability Waiver .................     0.10%
     Total Variable Account Charges
      (including Additional Withdrawal
      Without Charge and
      Disability Waiver) ........................     1.05%

  ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

  Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

   10 Year and Disability Waiver..................    0.05%
     Total Variable Account Charges
     (including 10 Year and Disability
     Waiver) .....................................    1.00%
   Hardship Waiver................................    0.15%
     Total Variable Account Charges
     (including Hardship Waiver)..................    1.10%

DEATH BENEFIT OPTIONS

An applicant may choose among the following optional death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

  Optional One-Year Step Up
  Death Benefit....................................   0.05%
   Total Variable Account Charges
   (including One Year Step Up

   Death Benefit)..................................   1.00%

  Optional 5% Enhanced Death
  Benefit..........................................   0.10%
   Total Variable Account Charges
   (including 5% Enhanced Death
   Benefit)........................................   1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, an applicant may elect the Guaranteed Minimum Income Benefit Option (see "Guaranteed Minimum Income Benefit Option").

  Guaranteed Minimum Income Benefit
  Option............................................   0.45%
   Total Variable Account Charges
   (including a Guaranteed Minimum
   Income Benefit Option)...........................   1.40%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

  Extra Value Option............................       0.45%
   Total Variable Account Charges
   (including Extra Value Option)...............       1.40%

The charge for the Extra Value Option will be assessed against the fixed account and the Guaranteed Term Option allocations during the first seven contract years in the form of crediting rates that may be up to 0.45% less than the crediting rates available when the Extra Value Option is not elected (see "Fixed Account" and "Guaranteed Term Options").

THE FOLLOWING UNDERLYING MUTUAL FUNDS AND CORRESPONDING EXPENSES APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2000:

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

                                                                  Management   Other     12b-1      Total
                                                                     Fees     Expenses   Fees    Underlying
                                                                                                 Mutual Fund
                                                                                                  Expenses
                                                                  ----------  --------   -----  ------------
     VIP Equity-Income Portfolio: Service Class                      0.48%      0.08%    0.10%      0.66%
     VIP Growth Portfolio: Service Class                             0.58%      0.07%    0.10%      0.75%
     VIP High Income Portfolio: Service Class                        0.58%      0.11%    0.10%      0.79%
     VIP Money Market Portfolio                                      0.18%      0.09%    0.00%      0.27%
     VIP Overseas Portfolio: Service Class                           0.73%      0.15%    0.10%      0.98%
     VIP II Asset Manager Portfolio: Service Class                   0.53%      0.10%    0.10%      0.73%
     VIP II Asset Manager: Growth Portfolio: Service Class           0.58%      0.13%    0.10%      0.81%
     VIP II Contrafund(R) Portfolio: Service Class                   0.58%      0.07%    0.10%      0.75%
     VIP II Investment Grade Bond Portfolio                          0.43%      0.11%    0.00%      0.54%
     VIP II Index 500 Portfolio                                      0.24%      0.04%    0.00%      0.28%
     VIP III Balanced Portfolio: Service Class                       0.43%      0.13%    0.10%      0.66%
     VIP III Growth & Income Portfolio: Service Class                0.48%      0.11%    0.10%      0.69%
     VIP III Growth Opportunities Portfolio: Service Class           0.58%      0.10%    0.10%      0.78%
     VIP III Mid Cap Portfolio: Service Class                        0.57%      0.40%    0.10%      1.07%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                  Management   Other     12b-1      Total
                                                                     Fees     Expenses   Fees    Underlying
                                                                                                 Mutual Fund
                                                                                                  Expenses
                                                                  ----------  --------   -----  ------------
     VIP Equity-Income Portfolio: Service Class                      0.48%      0.09%    0.10%      0.67%
     VIP Growth Portfolio: Service Class                             0.58%      0.09%    0.10%      0.77%
     VIP Overseas Portfolio: Service Class                           0.73%      0.18%    0.10%      1.01%
     VIP II Asset Manager Portfolio: Service Class                   0.53%      0.11%    0.10%      0.74%
     VIP II Asset Manager Growth Portfolio: Service Class            0.58%      0.14%    0.10%      0.82%
     VIP II Contrafund(R) Portfolio: Service Class                   0.58%      0.10%    0.10%      0.78%
     VIP II Index 500 Portfolio                                      0.24%      0.10%    0.00%      0.34%
     VIP III Balanced Portfolio: Service Class                       0.43%      0.14%    0.10%      0.67%
     VIP III Growth & Income Portfolio: Service Class                0.48%      0.12%    0.10%      0.70%
     VIP III Growth Opportunities Portfolio: Service Class           0.58%      0.11%    0.10%      0.79%
     VIP III Mid Cap Portfolio: Service Class                        0.57%      2.74%    0.10%      3.41%


THE FOLLOWING UNDERLYING MUTUAL FUNDS AND CORRESPONDING EXPENSES APPLY TO CONTRACTS ISSUED ON AND AFTER MAY 1, 2000:
                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
     (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, WITHOUT EXPENSE
                                REIMBURSEMENT)

                                                                  Management   Other     12b-1      Total
                                                                     Fees     Expenses   Fees    Underlying
                                                                                                 Mutual Fund
                                                                                                  Expenses
                                                                  ----------  --------   -----  ------------
     VIP Equity-Income Portfolio: Service Class 2                    0.48%      0.10%    0.25%      0.83%
     VIP Growth Portfolio: Service Class 2                           0.58%      0.10%    0.25%      0.93%
     VIP High Income Portfolio: Service Class 2                      0.58%      0.11%    0.25%      0.94%
     VIP Money Market Portfolio                                      0.18%      0.09%    0.00%      0.27%
     VIP Overseas Portfolio: Service Class 2                         0.73%      0.18%    0.25%      1.16%
     VIP II Asset Manager Portfolio: Service Class 2                 0.53%      0.11%    0.25%      0.89%
     VIP II Asset Manager: Growth                                    0.58%      0.15%    0.25%      0.98%
     Portfolio: Service Class 2
     VIP II Contrafund(R) Portfolio: Service Class 2                 0.58%      0.12%    0.25%      0.95%
     VIP II Investment Grade Bond Portfolio                          0.43%      0.11%    0.00%      0.54%
     VIP II Index 500 Portfolio                                      0.24%      0.10%    0.00%      0.34%
     VIP III Balanced Portfolio: Service Class 2                     0.43%      0.16%    0.25%      0.84%
     VIP III Growth & Income Portfolio: Service Class 2              0.48%      0.13%    0.25%      0.86%
     VIP III Growth Opportunities Portfolio: Service Class 2         0.58%      0.13%    0.25%      0.96%
     VIP III Mid Cap Portfolio: Service Class 2                      0.57%      0.43%    0.25%      1.25%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide. None of the underlying mutual funds listed above are subject to fee waivers or expense reimbursements.

EXAMPLE - FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below. The example reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.70% which is the maximum charge for the maximum number of rider options.

For those contracts that do not elect the maximum number of options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.

                        If you surrender              If you do not              If you annuitize
                         your contract               surrender your               your contract
                       at the end of the             contract at the            at the end of the
                           applicable                  end of the                   applicable
                          time period                applicable time               time period
                                                         period
                      1     3       5      10      1     3      5      10      1    3      5     10
                      Yr.   Yrs.    Yrs.   Yrs.    Yr.   Yrs    Yrs.   Yrs.    Yr.  Yrs.   Yrs.  Yrs.
                      ---   ----    ----   ----    --    ---    ----   ----    ---  ----   ----  ----
VIP Equity-Income     98     161    218     377    35    107    182     377     *   107    182   377
Portfolio: Service
Class

VIP Growth            99     164    222     386    36    110    186     386     *   110    186   386
Portfolio: Service
Class

VIP High Income       100    165    224     389    37    111    188     389     *   111    188   389
Portfolio: Service
Class

VIP Money Market      94     149    198     340    31     95    162     340     *    95    162   340
Portfolio

VIP Overseas          102    171    234     407    39    117    198     407     *   117    198   407
Portfolio: Service
Class

VIP II Asset Manager  99     164    221     384    36    110    185     384     *   110    185   384
Portfolio: Service
Class

VIP II Asset          100    166    225     391    37    112    189     391     *   112    189   391
Manager: Growth
Portfolio: Service
Class

VIP II Contrafund(R)  99     164    222     386    36    110    186     386     *   110    186   386
Portfolio: Service
Class

VIP II Investment     97     158    212     366    34    104    176     366     *   104    176   366
Grade Bond Portfolio

VIP II Index 500      94     150    198     341    31     96    162     341     *    96    162   341
Portfolio

VIP III Balanced      98     161    218     377    35    107    182     377     *   107    182   377
Portfolio: Service
Class

VIP III Growth &      99     162    219     380    36    108    183     380     *   108    183   380
Income Portfolio:
Service Class

VIP III Growth        100    165    224     388    37    111    188     388     *   111    188   388
Opportunities
Portfolio: Service
Class

VIP III Mid Cap       103    174    238     475    40    120    202     415     *   120    202   415
Portfolio: Service
Class


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

EXAMPLE - FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below. The example reflects expenses of both the variable account and the underlying mutual funds. The assumed variable account charge is 2.70% which is the maximum charge for the maximum number of rider options.

For those contracts that do not elect the maximum number of options, the expenses are reduced. Deductions for premium taxes are not reflected but may apply.


                        If you surrender              If you do not              If you annuitize
                         your contract               surrender your               your contract
                       at the end of the             contract at the            at the end of the
                           applicable                  end of the                   applicable
                          time period                applicable time               time period
                                                         period
                      1        3       5      10      1     3      5      10      1    3      5     10
                      Yr.     Yrs.    Yrs.   Yrs.    Yr.   Yrs    Yrs.   Yrs.    Yr.  Yrs.   Yrs.  Yrs.
                      ---     ----    ----   ----    --    ---    ----   ----    ---  ----   ----  ----

VIP Equity-Income     100      167    226     393    37    113    190     393     *   113    190   393
Portfolio: Service
Class 2

VIP Growth            101      170    231     402    38    116    195     402     *   116    195   402
Portfolio: Service
Class 2

VIP High Income       101      170    232     403    38    116    196     403     *   116    196   403
Portfolio: Service
Class 2

VIP Money Market      97       157    211     364    34    103    175     364     *   103    175   364
Portfolio

VIP Overseas          104      177    243     423    41    123    207     423     *   123    207   423
Portfolio: Service
Class 2

VIP II Asset Manager  101      168    229     399    38    114    193     399     *   114    193   399
Portfolio: Service
Class

VIP II Asset          102      171    234     407    39    117    198     407     *   117    198   407
Manager: Growth
Portfolio: Service
Class 2

VIP II Contrafund(R)  101      170    232     404    38    116    196     404     *   116    196   404
Portfolio: Service
Class 2

VIP II Investment     97       158    212     366    34    104    176     366     *   104    176   366
Grade Bond Portfolio

VIP II Index 500      95       152    201     346    32     98    165     346     *    98    165   346
Portfolio

VIP III Balanced      100      167    227     394    37    113    191     394     *   113    191   394
Portfolio: Service
Class 2

VIP III Growth &      100      168    228     396    37    114    192     396     *   114    192   396
Income Portfolio:
Service Class 2

VIP III Growth        101      171    233     405    38    117    197     405     *   117    197   405
Opportunities
Portfolio: Service
Class 2

VIP III Mid Cap       104      179    247     431    41    125    211     431     *   125    211   431
Portfolio: Service
Class 2


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
-     Investment-only;
-     Non-Qualified;
- Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans*;
-     Roth IRAs;
- Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
-     SEP IRAs; and
-     Simple IRAs.

* Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM      MINIMUM
  CONTRACT           INITIAL    SUBSEQUENT
    TYPE             PURCHASE    PAYMENTS
                     PAYMENT
  --------           --------   ----------

Investment-only      $15,000      $1,000
Non-Qualified        $15,000      $1,000
IRA                  $15,000      $1,000
Roth IRA             $15,000      $1,000
Tax                  $15,000      $1,000
Sheltered
Annuity
Charitable           $15,000      $1,000
Remainder
Trust
SEP IRA              $15,000      $1,000
Simple IRA           $15,000      $1,000


If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:


     OPTION           CONTRACT        CHARGE
                         TYPE
     ------           --------        ------

Five Year CDSC        All*             0.15%
Option
Additional            All              0.10%
Withdrawal
Without Charge
and Disability
Waiver
10 Year and           Tax              0.05%
Disability Waiver     Sheltered
                      Annuities
Hardship Waiver       Tax              0.15%
                      Sheltered
                      Annuities


* For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only contracts.

Two optional death benefits are available under the contract. Nationwide will deduct 0.05% if the One-Year Step Up Death Benefit is elected, or 0.10% if the 5% Enhanced Death Benefit is elected.

A Guaranteed Minimum Income Benefit option is available under the contract. If the contract owner elects the Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge of 0.45% of the daily net assets of the variable account (see "Guaranteed Minimum Income Benefit").

An Extra Value Option is available under the contract. The Extra Value Option is only available at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Upon annuitization of the contract, any amounts assessed for any rider options will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Fidelity Investments Institutional Services Company, Inc., located at 82 Devonshire Street, Boston, MA 02109.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

-     the contract is not transferable by the  owner;
-     the premiums are not fixed;
- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);
- certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2;
-     the entire interest of the owner in the contract is nonforfeitable; and
- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established an employer must satisfy certain requirements:

-     minimum participation rules;

-     top-heavy contribution rules;
-     nondiscriminatory allocation rules; and
-     requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies the following:

-     vesting requirements,
-     participation requirements; and
-     administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

-     the contract is not transferable by the owner;
-     the premiums are not fixed;
- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);
-     the entire interest of the owner in the contract is nonforfeitable; and
- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70-1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Fidelity Advisor Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 22, 1994, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

      (1) shares of a current underlying mutual fund are no longer available for investment; or

      (2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options, for the first seven contract years, will be credited a guaranteed interest rate of 0.45% less than the guaranteed interest rate that applies to the Guaranteed Term Options if the Extra Value Option is not elected. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

For Contract owners that elect the Extra Value Option, payments or transfers made to the fixed account, for the first seven contract years, will be credited a guaranteed interest rate of 0.45% less than the crediting rate that applies to the fixed account if the Extra Value Option is not elected. Nationwide guarantees, however, that the rate will not be less than 3.0% for any given year.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

  Number of Years          CDSC
   from Date of         Percentage
 Purchase Payment
 ----------------       ----------

         0                  7%
         1                  7%
         2                  6%
         3                  5%
         4                  4%
         5                  3%
         6                  2%
         7                  0%


The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

      (a)   10% of all purchase payments; or

      (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

      (1) upon the annuitization of contracts which have been in force for at least two years;

      (2)   upon payment of a death benefit; or

      (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

      (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

      (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

      (1)   the time the contract is surrendered;

      (2)   annuitization; or

      (3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.



OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

The Five Year CDSC Option applies as follows:


    Number of Years from      CDSC
      Date of Purchase     Percentage
           Payment
    --------------------   ----------
              0                7%
              1                7%
              2                6%
              3                4%
              4                2%
              5                0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

   10 Year and Disability Waiver

   For an additional charge of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

      (1)   the contract owner has been the owner of the contract for 10 years;
            and

      (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

   This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.



   Hardship Waiver

   For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

   If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

      (1)   the contract value;

      (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

      (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1) the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

-     The third contract anniversary has passed; and
- The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:
- The contract owner has been diagnosed by a physician to have a terminal illness; and
- Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional charge of 0.45% of the daily net assets of the variable account, the contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. The Guaranteed Minimum Income Benefit option provides for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

The Extra Value Option may not be available in all states. Applicants should be aware of the following prior to electing the Extra Value Option:

1. Electing the Extra Value Option will be beneficial for contract owners only if the investment performance of the underlying mutual funds and the rate of return in the fixed account and Guaranteed Term Options, is great enough to compensate for the reduction in contract value due to the 0.45% charge;

2. Nationwide may make a profit from the charge assessed by the Extra Value Option;

3. Because the 0.45% charge associated with the Extra Value Option will be assessed against the entire variable account value for the first seven (7) contract years, contract owners who anticipate making additional purchase payments after the first contract year should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability;

4.    Once the Extra Value Option is elected, it may not be revoked; and

5. Nationwide may recapture all or part of the amount credited in the event of early surrenders, including revocation of the contract during the contractual Free-look period.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract. If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account asset charges of 1.40%) and contracts with no additional contract options (total variable account asset charges of 0.95%).



The figures are based upon:

     (a) a $100,000 initial purchase payment with no additional purchase payments;

     (b) the deduction of variable account charges of an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net asset value; and

     (c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

              Base Contract      Contract With Extra
 Contract      (0.95% total      Value Option (1.40%
   Year       asset charges)     total asset charges)
 --------     --------------     --------------------
     1           $106,800              $109,541

     2           $114,062              $116,496

     3           $121,819              $123,894

     4           $130,102              $131,761

     5           $138,949              $140,128

     6           $148,398              $149,026

     7           $158,489              $158,489

     8           $169,266              $169,266

     9           $180,776              $180,776

    10           $193,069              $193,069


Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary, (assuming a rate of return of 7.75%), the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

     (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

     (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide may recapture the full credited amount if the contract value, at the time of the request to surrender, is equal to or greater than the purchase payments made to the contract. In such a situation, the contract owner is entitled to keep any earnings. If, however, the contract value is less than the purchase payments made to the contract, Nationwide will bear the loss.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contract issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

                                 (Extra Value Amount)
                               Percentage of First year
       Contract Years             Purchase Payments
       --------------          ------------------------
          1 and 2                         3%

         3,4 and 5                        2%

          6 and 7                         1%

        After Year 7                      0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% rider option charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

Upon annuitization of the contract, any amounts assessed for any rider options will be waived and only those charges applicable to the base contract will be assessed.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -   on a Nationwide form;

     -   signed by the contract owner; and

     -   received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -   joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 83 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
     --------        ----------------     -----------
Investment-only          $15,000            $1,000

Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Charitable               $15,000            $1,000
Remainder Trust

SEP IRA                  $15,000            $1,000

Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day

-    Martin Luther King, Jr. Day

-    Presidents' Day

-    Good Friday

-    Memorial Day

-    Independence Day

-    Labor Day

-    Thanksgiving

-    Christmas

Nationwide also will not price purchase payments if:

     (1) trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a) is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period); and

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.70% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2) adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option is elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may take the CDSC from either:

     (a) the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -   the participant dies;

     -   the participant retires;

     -   the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
                 ------       ---------------
NON-ERISA
PLANS            up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the Fidelity Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -   the contract is surrendered;

     -   the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -   annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York

Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the VIP High Income Portfolio and the VIP Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
        ----------------            --------------
        Under age 59 1/2                  5%

   Age 59 1/2 through age 61              7%

     Age 62 through age 64                8%

     Age 65 through age 74               10%

        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceeds the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1) an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1) deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                     ELECTED WHEN EXERCISING THE GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

     (1) deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for a GMIB

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1) the application of additional purchase payments;

     (2) surrenders; or

     (3) transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:

- An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

- There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

-    The contract is issued to a MALE at age 55, 65 or 70; and

- A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                                              7 Years in Accumulation
                                       $140,710.04 for GMIB at Annuitization
                                       -------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
      -----------------          -------------------------       -------------------             ------------
              55                            62                         $4.72                         $664.15

              65                            72                         $5.96                         $838.63

              70                            77                         $5.79                         $955.42

                                             10 Years in Accumulation
                                       $162,889.46 for GMIB at Annuitization
                                       -------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
      -----------------          -------------------------       -------------------             ------------
              55                            65                         $5.03                       $  819.33

              65                            75                         $6.44                       $1,049.01

              70                            80                         $7.32                       $1,192.35

                                             15 Years in Accumulation
                                       $200,000.00 for GMIB at Annuitization
                                       -------------------------------------
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
      -----------------          -------------------------       -------------------             ------------
              55                            70                         $5.66                       $1,132.00

              65                            80                         $7.32                       $1,464.00

              70                            85                         $8.18                       $1,636.00

*    Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1) after the contract has been in effect for seven years; and

     (2) the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -   Life Annuity;

     -   Joint and Last Survivor Annuity; and

     -   Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -   The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

     - The GMIB is irrevocable and will remain for as long as the contract remains in force.

                    IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                           REGARDING THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -   GMIB may not be approved in all state jurisdictions.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1) in a lump sum;

     (2) as an annuity; or

     (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1) proper proof of the annuitant's death;

     (2) an election specifying the distribution method; and

     (3) any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1) the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1) the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1) the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

         (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person, then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

     (b) the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.

Distributions commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     (a) the annuitant's life expectancy; or if applicable,

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS OR SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         (1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

         (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, Simple IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         (1) treat the contract as a Roth IRA established for his or her benefit; or

         (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70-1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    SEP IRAs;

-    Simple IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age
     59-1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%.
The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

         If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59-1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled as defined in the Internal Revenue Code;

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income.
The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, as defined in the Internal Revenue Code;

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans; or

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

-    a transfer of the contract from one contract owner to another; or

-    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

-    the failure to diversify was accidental;

-    the failure is corrected; and

-    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

-    statements showing the contract's quarterly activity;

- confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

- semi-annual reports as of June 30 containing financial statements for the variable account; and

- annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Fidelity Investments Institutional Services Company, Inc. is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the VIP Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the VIP Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -   precious metals;

     -   real estate;

     -   stocks and bonds;

     -   closed-end funds;

     -   bank money market deposit accounts and passbook savings;

     -   CDs; and

     -   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -   S&P 500;

     -   Shearson/Lehman Intermediate Government/Corporate Bond Index;

     -   Shearson/Lehman Long-Term Government/Corporate Bond Index;

     -   Donoghue Money Fund Average;

     -   U.S. Treasury Note Index;

     -   Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

     -   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -   Lipper Analytical Services, Inc.;

     -   CDA/Wiesenberger;

     -   Morningstar;

     -   Donoghue's;

     -   magazines such as:

         =    Money;

         =    Forbes;

         =    Kiplinger's Personal Finance Magazine;

         =    Financial World;

         =    Consumer Reports;

         =    Business Week;

         =    Time;

         =    Newsweek;

         =    National Underwriter; and

         =    News and World Report;

     -   LIMRA;

     -   Value;

     -   Best's Agent Guide;

     -   Western Annuity Guide;

     -   Comparative Annuity Reports;

     -   Wall Street Journal;

     -   Barron's;

     -   Investor's Daily;

     -   Standard & Poor's Outlook; and

     -   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen as of December 31, 1999 (2.70%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized average annual total return is calculated similarly to standardized average annual total return except non-standardized average annual total return assumes an initial investment of $25,000, with contract variable account charges of 0.95%. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

SUB-ACCOUNT PERFORMANCE SUMMARY

FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN*


                                                                                              10 Years or
                                                                                               Date Fund         Date Fund
                                                                                              Available in       Available
                                                                                              the Variable         in the
                                                                1 Year         5 Years         Account           Variable
                        Sub-Account Option                    to 12/31/99     to 12/31/99     to 12/31/99         Account
                        ------------------                    -----------     -----------     ------------       ---------
      VIP Equity-Income Portfolio: Service Class                -2.90%            N/A            9.41%            01/20/97

      VIP Growth Portfolio: Service Class                       27.38%            N/A           27.11%            01/20/97

      VIP High Income Portfolio: Service Class                  -1.13%            N/A            2.96%            11/01/96

      VIP Money Market Portfolio                                -3.97%            N/A            1.16%            11/01/96

      VIP Overseas Portfolio: Service Class                     32.43%            N/A           18.00%            11/01/96

      VIP II Asset Manager Portfolio: Service Class              1.74%            N/A           10.28%            01/20/97

      VIP II Asset Manager: Growth Portfolio: Service Class      5.76%            N/A           13.52%            01/20/97

      VIP II Contrafund(R) Portfolio: Service Class             14.56%            N/A           20.16%            01/20/97

      VIP II Investment Grade Bond Portfolio                    -9.77%            N/A            1.29%            11/01/96

      VIP II Index 500 Portfolio                                11.01%            N/A           21.05%            01/20/97

      VIP III Balanced Portfolio: Service Class                 -4.68%            N/A            9.91%            01/03/95

      VIP III Growth & Income Portfolio: Service Class          -0.16%            N/A           16.71%            01/20/97

      VIP III Growth Opportunities Portfolio: Service Class     -4.92%            N/A           17.88%            01/03/95

      VIP III Mid Cap Portfolio: Service Class                    N/A             N/A           37.73%            01/11/99

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN*

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

                                                                                                 10 Years
                                                                 1 Year        5 Years          to 12/31/99      Date Fund
                        Sub-Account Option                     to 12/31/99   to 12/31/99      or Life of Fund    Effective
                        ------------------                     -----------   -----------      ---------------    ---------
      VIP Equity-Income Portfolio: Service Class                  5.25%         17.45%             13.39%         10/09/86

      VIP Growth Portfolio: Service Class                        35.98%         28.46%             18.78%         10/09/86

      VIP High Income Portfolio: Service Class                    7.05%          9.76%             11.35%         09/19/85

      VIP Money Market Portfolio                                  4.17%          4.48%              4.29%         04/01/82

      VIP Overseas Portfolio: Service Class                      41.11%         16.21%             10.35%         01/28/87

      VIP II Asset Manager Portfolio: Service Class               9.96%         14.44%             12.04%         09/06/89

      VIP II Asset Manager: Growth Portfolio: Service Class      14.04%            N/A             18.92%         01/03/95

      VIP II Contrafund(R) Portfolio: Service Class              22.97%            N/A             26.50%         01/03/95

      VIP II Investment Grade Bond Portfolio                     -1.99%          6.28%              6.17%         12/05/88

      VIP II Index 500 Portfolio                                 19.37%         26.95%             19.95%         08/27/92

      VIP III Balanced Portfolio: Service Class                   3.44%            N/A             12.35%         01/03/95

      VIP III Growth & Income Portfolio: Service Class            8.03%            N/A             20.86%         12/31/96

      VIP III Growth Opportunities Portfolio: Service Class       3.19%            N/A             20.35%         01/03/95

      VIP III Mid Cap Portfolio: Service Class                   47.39%            N/A             48.33%         01/11/99


* The returns shown reflect the performance for the Service Class shares of the underlying mutual funds. Because the Service Class 2 shares of the underlying mutual funds assess higher fund expenses (including a 12b-1 fee of 0.25%) the actual performance of the Service Class 2 shares would be lower than what is reflected above.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History....................................            1
Services...........................................................            1
Purchase of Securities Being Offered...............................            2
Underwriters.......................................................            2
Calculations of Performance........................................            2
Annuity Payments...................................................            3
Financial Statements...............................................            4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

VARIABLE INSURANCE PRODUCTS FUND

The Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. When choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: To seek to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the Portfolio's total assets in these securities. In choosing investments, the Portfolio also considers growth of capital.

     VIP MONEY MARKET PORTFOLIO

     Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will maintain a stable $1.00 share price.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The

     Portfolio expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.

VARIABLE INSURANCE PRODUCTS FUND II

The Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among the following classes or types of investments in a neutral mix: stock class, the bond class, and short-term class/money market class.



     Asset Manager       Range          Neutral Mix
     -------------       -----          -----------
     Stock Class         30-70%         50%
     Bond Class          20-60%         40%
     Short-term Class     0-50%         10%



     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.

     Asset Manager:     Range          Neutral Mix
     Growth
     --------------     -----          -----------
     Stock Class        50-100%        70%
     Bond Class           0-50%        25%
     Short-term Class     0-50%         5%



     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS

     Investment Objective: To seek capital appreciation by investing primarily in companies that the Portfolio manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign stock, and securities convertible into common stock.

     VIP II INVESTMENT GRADE BOND PORTFOLIO

     Investment Objective: Seeks a high level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes. government securities.

     VIP II INDEX 500 PORTFOLIO

     Investment Objective: To seek investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund Bankers Trust may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock if doing so will help the Portfolio achieve its objective.

VARIABLE INSURANCE PRODUCTS FUND III

The Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks both income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of companies that FMR believes have long-term growth potential. The Portfolio has the ability to purchase foreign securities, and preferred stock and bonds that may produce capital appreciation.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS

     Investment Objective: Long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.


There is no guarantee that the investment objectives will be met.

VARIABLE INSURANCE PRODUCTS FUND

The Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2

     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. When choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS 2

     Investment Objective: To seek to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the Portfolio's total assets in these securities. In choosing investments, the Portfolio also considers growth of capital.

     VIP MONEY MARKET PORTFOLIO

     Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will maintain a stable $1.00 share price.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada,

     Mexico, and Central America). The Portfolio expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.

VARIABLE INSURANCE PRODUCTS FUND II

The Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among the following classes or types of investments in a neutral mix: stock class, the bond class, and short-term class/money market class.

     Asset Manager       Range          Neutral Mix
     -------------       -----          -----------
     Stock Class         30-70%         50%
     Bond Class          20-60%         40%
     Short-term Class      0-50%        10%



     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.

     Asset Manager:     Range          Neutral Mix
     Growth
     --------------     -----          -----------
     Stock Class        50-100%        70%
     Bond Class           0-50%        25%
     Short-term Class     0-50%         5%



     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2

     Investment Objective: To seek capital appreciation by investing primarily in companies that the Portfolio manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign stock, and securities convertible into common stock.

     VIP II INVESTMENT GRADE BOND PORTFOLIO

     Investment Objective: Seeks a high level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes. government securities.

     VIP II INDEX 500 PORTFOLIO

     Investment Objective: To seek investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund Bankers Trust may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock if doing so will help the Portfolio achieve its objective.

VARIABLE INSURANCE PRODUCTS FUND III

The Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks both income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of companies that FMR believes have long-term growth potential. The Portfolio has the ability to purchase foreign securities, and preferred stock and bonds that may produce capital appreciation.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS 2

     Investment Objective: Long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                          NO OPTIONAL BENEFITS ELECTED

   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.758604       11.322947          5.25%         695,545   1999
Portfolio: Service            10.000000       10.758604          7.59%          76,194   1998
Class - Q

VIP Equity-Income             10.758604       11.322947          5.25%       1,069,193   1999
Portfolio: Service            10.000000       10.758604          7.59%         108,197   1998
Class - NQ

VIP Growth Portfolio:         13.265992       18.039523         35.98%         872,562   1999
Service Class - Q             10.000000       13.265992         32.66%          46,684   1998

VIP Growth Portfolio:         13.265992       18.039523         35.98%       1,429,991   1999
Service Class - NQ            10.000000       13.265992         32.66%         117,255   1998

VIP High Income                9.218542        9.868246          7.05%         881,536   1999
Portfolio: Service            10.000000        9.218542         -7.81%          72,605   1998
Class - Q

VIP High Income                9.218542        9.868246          7.05%       1,334,025   1999
Portfolio: Service            10.000000        9.218542         -7.81%         197,839   1998
Class - NQ

VIP Money Market              10.407380       10.841227          4.17%         350,462   1999
Portfolio - Q*                10.000000       10.407380          4.07%         133,561   1998

VIP Money Market              10.407380       10.841227          4.17%         661,559   1999
Portfolio - NQ*               10.000000       10.407380          4.07%         103,226   1998

VIP Overseas Portfolio:       10.586638       14.938906         41.11%         264,838   1999
Service Class - Q             10.000000       10.586638          5.87%          16,755   1998

VIP Overseas Portfolio:       10.586638       14.938906         41.11%         391,883   1999
Service Class - NQ            10.000000       10.586638          5.87%          68,968   1998


*The 7-day yield on the VIP Money Market Portfolio as of December 31, 1999 was 4.74%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          11.098876       12.204056          9.96%         113,345   1999
Portfolio: Service            10.000000       11.098876         10.99%           8,319   1998
Class - Q

VIP II Asset Manager          11.098876       12.204056          9.96%         308,073   1999
Portfolio: Service            10.000000       11.098876         10.99%          17,136   1998
Class - NQ

VIP II Asset Manager:         11.278688       12.862419         14.04%          91,493   1999
Growth Portfolio:             10.000000       11.278688         12.79%          24,911   1998
Service Class - Q

VIP II Asset Manager:         11.278688       12.862419         14.04%         135,720   1999
Growth Portfolio:             10.000000       11.278688         12.79%           8,306   1998
Service Class - NQ

VIP II Contrafund(R)          12.539357       15.419403         22.97%         628,642   1999
Portfolio: Service            10.000000       12.539357         25.39%          52,457   1998
Class  - Q

VIP II Contrafund(R)          12.539357       15.419403         22.97%         992,736   1999
Portfolio: Service            10.000000       12.539357         25.39%          81,444   1998
Class - NQ

VIP II Investment Grade       10.690813       10.478118         -1.99%         381,199   1999
Bond Portfolio - Q            10.000000       10.690813          6.91%          38,420   1998

VIP II Investment Grade       10.690813       10.478118         -1.99%         699,366   1999
Bond Portfolio - NQ           10.000000       10.690813          6.91%         125,354   1998

VIP II Index 500              12.204206       14.567662         19.37%       1,930,305   1999
Portfolio - Q                 10.000000       12.204206         22.04%          45,723   1998

VIP II Index 500              12.204206       14.567662         19.37%       1,206,553   1999
Portfolio  - NQ               10.000000       12.204206         22.04%          71,382   1998

VIP III Balanced              11.340963       11.730743          3.44%         439,780   1999
Portfolio: Service            10.000000       11.340963         13.41%          44,418   1998
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              11.340963       11.730743          3.44%         650,044   1999
Portfolio: Service            10.000000       11.340963         13.41%          55,013   1998
Class - NQ

VIP III Growth & Income       12.392371       13.387303          8.03%         631,639   1999
Portfolio: Service            10.000000       12.392371         23.92%          48,420   1998
Class - Q

VIP III Growth & Income       12.392371       13.387303          8.03%       1,084,359   1999
Portfolio: Service            10.000000       12.392371         23.92%         105,831   1998
Class - NQ

VIP III Growth                11.936099       12.317183          3.19%       1,580,810   1999
Opportunities                 10.000000       11.936099         19.36%         123,265   1998
Portfolio: Service
Class - Q

VIP III Growth                11.936099       12.317183          3.19%       2,388,172   1999
Opportunities                 10.000000       11.936099         19.36%         260,816   1998
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       14.643713         46.44%          48,890   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       14.643713         46.44%          61,089   1999
Portfolio: Service
Class-NQ

The VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.00%)

   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.753771       11.312151          5.19%         700,294   1999
Portfolio: Service            10.000000       10.753771          7.54%          76,194   1998
Class - Q

VIP Equity-Income             10.753771       11.312151          5.19%         723,120   1999
Portfolio: Service            10.000000       10.753771          7.54%         108,197   1998
Class - NQ

VIP Growth Portfolio:         13.260038       18.022329         35.91%         910,888   1999
Service Class - Q             10.000000       13.260038         32.60%          46,684   1998

VIP Growth Portfolio:         13.260038       18.022329         35.91%       1,383,685   1999
Service Class - NQ            10.000000       13.260038         32.60%         117,255   1998

VIP High Income                9.214386        9.858827          6.99%         685,851   1999
Portfolio: Service            10.000000        9.214386         -7.86%          72,605   1998
Class - Q

VIP High Income                9.214386        9.858827          6.99%         773,796   1999
Portfolio: Service            10.000000        9.214386         -7.86%         458,599   1998
Class - NQ

VIP Money Market              10.402557       10.830732          4.12%         204,043   1999
Portfolio - Q*                10.000000       10.402557          4.03%         133,561   1998

VIP Money Market              10.402557       10.830732          4.12%         351,108   1999
Portfolio - NQ*               10.000000       10.402557          4.03%         103,226   1998

VIP Overseas Portfolio:       10.581883       14.924674         41.04%         228,910   1999
Service Class - Q             10.000000       10.581883          5.82%          16,755   1998

VIP Overseas Portfolio:       10.581883       14.924674         41.04%         368,270   1999
Service Class - NQ            10.000000       10.581883          5.82%          68,968   1998

VIP II Asset Manager          11.093882       12.192406          9.90%         173,975   1999
Portfolio: Service            10.000000       11.093882         10.94%           8,319   1998
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.69%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          11.093882       12.192406          9.90%         214,274   1999
Portfolio: Service            10.000000       11.093882         10.94%          17,136   1998
Class - NQ

VIP II Asset Manager:         11.273630       12.850172         13.98%         123,075   1999
Growth Portfolio:             10.000000       11.273630         12.74%          24,911   1998
Service Class - Q

VIP II Asset Manager:         11.273630       12.850172         13.98%         173,485   1999
Growth Portfolio:             10.000000       11.273630         12.74%           8,306   1998
Service Class - NQ

VIP II Contrafund(R)          12.533725       15.404707         22.91%         687,704   1999
Portfolio: Service            10.000000       12.533725         25.34%          52,457   1998
Class  - Q

VIP II Contrafund(R)          12.533725       15.404707         22.91%         960,351   1999
Portfolio: Service            10.000000       12.533725         25.34%          81,444   1998
Class - NQ

VIP II Investment Grade       10.686005       10.468109         -2.04%         342,030   1999
Bond Portfolio - Q            10.000000       10.686005          6.86%          38,420   1998


VIP II Investment Grade       10.686005       10.468109         -2.04%         368,204   1999
Bond Portfolio - NQ           10.000000       10.686005          6.86%         125,354   1998


VIP II Index 500              12.198716       14.553757         19.31%         753,992   1999
Portfolio - Q                 10.000000       12.198716         21.99%          45,723   1998

Fidelity VIP II Index         12.198716       14.553757         19.31%       1,077,454   1999
500 Portfolio  - NQ           10.000000       12.198716         21.99%          71,382   1998

VIP III Balanced              11.335864       11.719556          3.38%         401,736   1999
Portfolio: Service            10.000000       11.335864         13.36%          44,418   1998
Class - Q

VIP III Balanced              11.335864       11.719556          3.38%         552,217   1999
Portfolio: Service            10.000000       11.335864         13.36%          55,013   1998
Class - NQ

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Growth & Income       12.386801       13.374521          7.97%         922,659   1999
Portfolio: Service            10.000000       12.386801         23.87%          48,820   1998
Class - Q

VIP III Growth & Income       12.386801       13.374521          7.97%       1,278,902   1999
Portfolio: Service            10.000000       12.386801         23.87%         105,831   1998
Class - NQ

VIP III Growth                11.930730       12.305429          3.14%       1,554,894   1999
Opportunities                 10.000000       11.930730         19.31%         123,265   1998
Portfolio: Service
Class - Q

VIP III Growth                11.930730       12.305429          3.14%       2,150,035   1999
Opportunities                 10.000000       11.930730         19.31%         260,816   1998
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       14.636558         46.37%          84,669   1999
Portfolio: Service
Class - Q

VIP III Mid Cap               10.000000       14.636558         46.37%          63,767   1999
Portfolio: Service
Class - NQ




The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.05%)

   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.748944       11.301374          5.14%         125,193   1999
Portfolio: Service            10.000000       10.748944          7.49%          76,194   1998
Class - Q

VIP Equity-Income             10.748944       11.301374          5.14%         237,960   1999
Portfolio: Service            10.000000       10.748944          7.49%         108,197   1998
Class - NQ

VIP Growth Portfolio:         13.254076       18.005139         35.85%         139,137   1999
Service Class - Q             10.000000       13.254076         32.54%          46,684   1998

VIP Growth Portfolio:         13.254076       18.005139         35.85%         324,870   1999
Service Class - NQ            10.000000       13.254076         32.54%         117,255   1998

VIP High Income                9.210254        9.849428          6.94%         146,880   1999
Portfolio: Service            10.000000        9.210254         -7.90%          72,605   1998
Class - Q

VIP High Income                9.210254        9.849428          6.94%         233,348   1999
Portfolio: Service            10.000000        9.210254         -7.90%         197,839   1998
Class - NQ

VIP Money Market              10.397737       10.820248          4.06%          85,348   1999
Portfolio - Q*                10.000000       10.397737          3.98%         133,561   1998

VIP Money Market              10.397737       10.820248          4.06%         200,667   1999
Portfolio - NQ*               10.000000       10.397737          3.98%         103,226   1998

VIP Overseas Portfolio:       10.577127       14.910446         40.97%          47,782   1999
Service Class - Q             10.000000       10.577127          5.77%          16,755   1998

VIP Overseas Portfolio:       10.577127       14.910446         40.97%          66,203   1999
Service Class - NQ            10.000000       10.577127          5.77%          68,968   1998

VIP II Asset Manager          11.088896       12.180770          9.85%          42,988   1999
Portfolio: Service            10.000000       11.088896         10.89%           8,319   1998
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.64%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          11.088896       12.180770          9.85%          66,396   1999
Portfolio: Service            10.000000       11.088896         10.89%          17,136   1998
Class - NQ

VIP II Asset Manager:         11.268555       12.837906         13.93%          35,123   1999
Growth Portfolio:             10.000000       11.268555         12.69%          24,911   1998
Service Class - Q

VIP II Asset Manager:         11.268555       12.837906         13.93%          60,669   1999
Growth Portfolio:             10.000000       11.268555         12.69%           8,306   1998
Service Class - NQ

VIP II Contrafund(R)          12.528086       15.390001         22.84%         112,426   1999
Portfolio: Service            10.000000       12.528086         25.28%          52,457   1998
Class  - Q

VIP II Contrafund(R)          12.528086       15.390001         22.84%         213,961   1999
Portfolio: Service            10.000000       12.528086         25.28%          81,444   1998
Class - NQ

VIP II Investment Grade       10.681197       10.458120         -2.09%         142,145   1999
Bond Portfolio - Q            10.000000       10.681197          6.81%          38,420   1998


VIP II Investment Grade       10.681197       10.458120         -2.09%         203,464   1999
Bond Portfolio - NQ           10.000000       10.681197          6.81%         125,354   1998


VIP II Index 500              12.193234       14.539880         19.25%         118,845   1999
Portfolio - Q                 10.000000       12.193234         21.93%          45,723   1998

VIP II Index 500              12.193234       14.539880         19.25%         250,685   1999
Portfolio  - NQ               10.000000       12.193234         21.93%          71,382   1998

VIP III Balanced              11.330772       11.708369          3.33%          71,054   1999
Portfolio: Service            10.000000       11.330772         13.31%          44,418   1998
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              11.330772       11.708369          3.33%         133,286   1999
Portfolio: Service            10.000000       11.330772         13.31%          55,013   1998
Class - NQ

VIP III Growth & Income       12.381235       13.361770          7.92%         152,587   1999
Portfolio: Service            10.000000       12.381235         23.81%          48,820   1998
Class - Q

VIP III Growth & Income       12.381235       13.361770          7.92%         295,741   1999
Portfolio: Service            10.000000       12.381235         23.81%         105,831   1998
Class - NQ

VIP III Growth                11.925368       12.293685          3.09%         290,728   1999
Opportunities                 10.000000       11.925368         19.25%         123,265   1998
Portfolio: Service
Class - Q

VIP III Growth                11.925368       12.293685          3.09%         433,732   1999
Opportunities                 10.000000       11.925368         19.25%         260,816   1998
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       14.629390         46.29%          21,916   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       14.629390         46.29%          10,769   1999
Portfolio: Service
Class-Q


The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.10%)

   (VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.347646         -6.52%           7,287   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.347646         -6.52%           1,926   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.372047         23.72%          12,175   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.372047         23.72%           1,987   1999
Service Class - NQ

VIP High Income               10.000000        9.711691         -2.88%           4,712   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.711691         -2.88%           4,502   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.273279          2.73%           2,487   1999
Portfolio - Q*

VIP Money Market              10.000000       10.273279          2.73%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.111592         31.12%           2,518   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.111592         31.12%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.599754          6.00%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.59%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.599754          6.00%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.846645          8.47%           3,541   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.846645          8.47%             976   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.323961         13.24%           8,180   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.323961         13.24%           2,518   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.838507          8.39%          12,510   1999
Portfolio - Q

VIP II Index 500              10.000000       10.838507          8.39%           6,221   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.813933         -1.86%          11,323   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.813933         -1.86%           6,219   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.773610         -2.26%          10,428   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.773610         -2.26%           2,856   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.061118          0.61%          13,370   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.061118          0.61%           1,659   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.909749         -0.90%          15,297   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.909749         -0.90%           4,111   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap                10.000000      13.502242         35.02%              77   1999
Portfolio: Service
Class-Q

VIP III Mid Cap                10.000000      13.502242         35.02%               0   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.15%)

   (VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.344503         -6.55%           3,388   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.344503         -6.55%               0   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.367900         23.68%           8,021   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.367900         23.68%          39,902   1999
Service Class - NQ

VIP High Income               10.000000        9.708435         -2.92%           1,531   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.708435         -2.92%               0   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.269790          2.70%          12,006   1999
Portfolio - Q*

VIP Money Market              10.000000       10.269790          2.70%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.107190         31.07%             244   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.107190         31.07%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.596211          5.96%           4,567   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.54%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.596211          5.96%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.843019          8.43%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.843019          8.43%               0   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.320167         13.20%           2,663   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.320167         13.20%          49,325   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.834863          8.35%           2,318   1999
Portfolio - Q

VIP II Index 500              10.000000       10.834863          8.35%               0   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.810644         -1.89%           4,162   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.810644         -1.89%               0   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.770329         -2.30%           8,159   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.770329         -2.30%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.057746          0.58%           3,405   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.057746          0.58%          29,185   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.906423         -0.94%           9,376   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.906423         -0.94%          21,582   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap                10.000000      13.497714         34.98%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap                10.000000      13.497714         34.98%               0   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
   (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.341371         -6.59%           1,430   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.341371         -6.59%             991   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.363757         23.64%           1,660   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.363757         23.64%           2,283   1999
Service Class - NQ

VIP High Income               10.000000        9.705170         -2.95%           1,211   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.705170         -2.95%             535   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.266304          2.66%             257   1999
Portfolio - Q*

VIP Money Market              10.000000       10.266304          2.66%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.102821         31.03%             284   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.102821         31.03%             881   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.592651          5.93%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.49%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.592651          5.93%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.839384          8.39%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.839384          8.39%             420   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.316365         13.16%             685   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.316365         13.16%           2,726   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.831230          8.31%           1,951   1999
Portfolio - Q

VIP II Index 500              10.000000       10.831230          8.31%           4,626   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.807349         -1.93%             504   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.807349         -1.93%             122   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.767051         -2.33%             151   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.767051         -2.33%             106   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.054379          0.54%             577   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.054379          0.54%           4,593   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.903104         -0.97%           3,926   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.903104         -0.97%           2,978   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.493199         34.93%              31   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.493199         34.93%             499   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
   (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.338236         -6.62%             257   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.338236         -6.62%             980   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.359610         23.60%             673   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.359610         23.60%           1,395   1999
Service Class - NQ

VIP High Income               10.000000        9.701921         -2.98%             326   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.701921         -2.98%           1,924   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.262817          2.63%               0   1999
Portfolio - Q*

VIP Money Market              10.000000       10.262817          2.63%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.098422         30.98%               0   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.098422         30.98%              32   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.589098          5.89%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.44%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.589098          5.89%           3,092   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.835743          8.36%             263   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.835743          8.36%             246   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.312579         13.13%           1,562   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.312579         13.13%           2,319   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.827599          8.28%             803   1999
Portfolio - Q

VIP II Index 500              10.000000       10.827599          8.28%             573   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.804059         -1.96%               0   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.804059         -1.96%           5,985   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.763773         -2.36%             127   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.763773         -2.36%           1,506   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.051000          0.51%           1,485   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.051000          0.51%           2,033   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.899770         -1.00%             995   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.899770         -1.00%           1,977   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.488675         34.89%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.488675         34.89%              42   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)
   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.328815         -6.71%               0   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.328815         -6.71%             887   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.347169         23.47%           4,046   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.347169         23.47%           1,119   1999
Service Class - NQ

VIP High Income               10.000000        9.692137         -3.08%               0   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.692137         -3.08%             107   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.883253       11.285433          3.70%               0   1999
Portfolio - Q*                10.465899       10.883253          3.99%               0   1998
                              10.000000       10.465899          4.66%               0   1997

VIP Money Market              10.883253       11.285433          3.70%               0   1999
Portfolio - NQ*               10.465899       10.883253          3.99%               0   1998
                              10.000000       10.465899          4.66%               0   1997

VIP Overseas Portfolio:       10.000000       13.085254         30.85%           2,046   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.085254         30.85%             202   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.578425          5.78%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.28%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.578425          5.78%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.824826          8.25%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.824826          8.25%             219   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.301172         13.01%             210   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.301172         13.01%             101   1999
Portfolio: Service
Class - NQ

VIP II Index 500              15.809112       18.785022         18.82%             125   1999
Portfolio - Q                 12.494291       15.809112         26.53%               0   1998
                              10.000000       12.494291         24.94%               0   1997

VIP II Index 500              15.809112       18.785022         18.82%           2,556   1999
Portfolio  - NQ               12.494291       15.809112         26.53%               0   1998
                              10.000000       12.494291         24.94%               0   1997

VIP II Investment Grade       11.609070       11.326409         -2.43%               0   1999
Bond Portfolio - Q            10.817010       11.609070          7.32%               0   1998
                              10.000000       10.817010          8.17%               0   1997

VIP II Investment Grade       11.609070       11.326409         -2.43%             481   1999
Bond Portfolio - NQ           10.817010       11.609070          7.32%               0   1998
                              10.000000       10.817010          8.17%               0   1997

VIP III Balanced              10.000000        9.753925         -2.46%               0   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.753925         -2.46%           3,154   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.040866          0.41%           1,435   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.040866          0.41%           4,769   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.889792         -1.10%          11,626   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.889792         -1.10%           7,514   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.475098         34.75%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.475098         34.75%               0   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)
   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.325673         -6.74%           3,290   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.325673         -6.74%             180   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.343020         23.43%           2,607   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.343020         23.43%               0   1999
Service Class - NQ

VIP High Income               10.000000        9.688885         -3.11%               0   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.688885         -3.11%               0   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.462911       10.844055          3.64%               0   1999
Portfolio - Q*                10.066783       10.462911          3.94%               0   1998
                              10.000000       10.066783          0.67%               0   1997

VIP Money Market              10.462911       10.844055          3.64%               0   1999
Portfolio - NQ*               10.066783       10.462911          3.94%               0   1998
                              10.000000       10.066783          0.67%               0   1997

VIP Overseas Portfolio:       10.000000       13.080864         30.81%           1,262   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.080864         30.81%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.574877          5.75%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.23%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.574877          5.75%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.821191          8.21%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.821191          8.21%               0   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.297372         12.97%           2,852   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.297372         12.97%               0   1999
Portfolio: Service
Class - NQ

VIP II Index 500              13.065126       15.516650         18.76%               0   1999
Portfolio - Q                 10.330898       13.065126         26.47%               0   1998
                              10.000000       10.330898          3.31%               0   1997

VIP II Index 500              13.065126       15.516650         18.76%             190   1999
Portfolio  - NQ               10.330898       13.065126         26.47%               0   1998
                              10.000000       10.330898          3.31%               0   1997

VIP II Investment Grade       10.883913       10.613518         -2.48%               0   1999
Bond Portfolio - Q            10.146469       10.883913          7.27%               0   1998
                              10.000000       10.146469          1.46%               0   1997

VIP II Investment Grade       10.883913       10.613518         -2.48%             257   1999
Bond Portfolio - NQ           10.146469       10.883913          7.27%               0   1998
                              10.000000       10.146469          1.46%               0   1997

VIP III Balanced              10.000000        9.750647         -2.49%               0   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.750647         -2.49%             115   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.037482          0.37%               0   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.037482          0.37%             284   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.886469         -1.14%           3,120   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.886469         -1.14%               0   1999
Opportunities
Portfolio: Service
Class - NQ

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.322535         -6.77%               0   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.322535         -6.77%               0   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.338879         23.39%             866   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.338879         23.39%             271   1999
Service Class - NQ

VIP High Income               10.000000        9.685624         -3.14%             267   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.685624         -3.14%               0   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.456715       10.832134          3.59%          25,144   1999
Portfolio - Q*                10.065929       10.456715          3.88%          61,727   1998
                              10.000000       10.065929          0.66%               0   1997

VIP Money Market              10.456715       10.832134          3.59%          23,877   1999
Portfolio - NQ*               10.065929       10.456715          3.88%          10,039   1998
                              10.000000       10.065929          0.66%               0   1997

VIP Overseas Portfolio:       10.000000       13.076471         30.76%             255   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.076471         30.76%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.571321          5.71%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.18%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.571321          5.71%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.817549          8.18%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.817549          8.18%               0   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.293580         12.94%             265   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.293580         12.94%             300   1999
Portfolio: Service
Class - NQ

VIP II Index 500              13.057468       15.499687         18.70%             184   1999
Portfolio - Q                 10.330070       13.057468         26.40%               0   1998
                              10.000000       10.330070          3.30%               0   1997

VIP II Index 500              13.057468       15.499687         18.70%             215   1999
Portfolio  - NQ               10.330070       13.057468         26.40%               0   1998
                              10.000000       10.330070          3.30%               0   1997

VIP II Investment Grade       10.877515       10.601902         -2.53%             244   1999
Bond Portfolio - Q            10.145651       10.877515          7.21%               0   1998
                              10.000000       10.145651          1.64%               0   1997

VIP II Investment Grade       10.877515       10.601902         -2.53%               0   1999
Bond Portfolio - NQ           10.145651       10.877515          7.21%               0   1998
                              10.000000       10.145651          1.64%               0   1997

VIP III Balanced              10.000000        9.747370         -2.53%               0   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.747370         -2.53%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.034112          0.34%             530   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.034112          0.34%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.883134         -1.17%             648   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.883134         -1.17%               0   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.466052         34.66%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.466052         34.66%              85   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)
   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.316254         -6.84%               0   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.316254         -6.84%               0   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.330569         23.31%             539   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.330569         23.31%               0   1999
Service Class - NQ

VIP High Income               10.000000        9.679099         -3.21%               0   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.679099         -3.21%               0   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.238387          2.38%               0   1999
Portfolio - Q*

VIP Money Market              10.000000       10.238387          2.38%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.067686         30.68%               0   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.067686         30.68%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.564193          5.64%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.08%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.564193          5.64%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.810265          8.10%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.810265          8.10%               0   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.285979         12.86%             572   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.285979         12.86%               0   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.802136          8.02%             765   1999
Portfolio - Q

VIP II Index 500              10.000000       10.802136          8.02%               0   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.780998         -2.19%               0   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.780998         -2.19%               0   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.740797         -2.59%               0   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.740797         -2.59%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.027355          0.27%               0   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.027355          0.27%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.876485         -1.24%               0   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.876485         -1.24%               0   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.456992         34.57%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.456992         34.57%               0   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.313103          -6.87               0   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.313103          -6.87               0   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.326422         23.26%               0   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.326422         23.26%               0   1999
Service Class - NQ

VIP High Income               10.000000        9.675845         -3.24%               0   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.675845         -3.24%               0   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.234896          2.35%               0   1999
Portfolio - Q*

VIP Money Market              10.000000       10.234896          2.35%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.063292         30.63%               0   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.063292         30.63%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.560644          5.61%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 4.03%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.560644          5.61%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.806627          8.07%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.806627          8.07%               0   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.282174         12.82%             397   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.282174         12.82%               0   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.798506          7.99%             271   1999
Portfolio - Q

VIP II Index 500              10.000000       10.798506          7.99%               0   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.777709         -2.22%               0   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.777709         -2.22%               0   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.737517         -2.62%               0   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.737517         -2.62%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.023974          0.24%               0   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.023974          0.24%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.873148         -1.27%               0   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.873148         -1.27%               0   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.452461         34.52%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.452461         34.52%               0   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)
   (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP Equity-Income             10.000000        9.300541         -6.99%               0   1999
Portfolio: Service
Class - Q

VIP Equity-Income             10.000000        9.300541         -6.99%               0   1999
Portfolio: Service
Class - NQ

VIP Growth Portfolio:         10.000000       12.309803         23.10%               0   1999
Service Class - Q

VIP Growth Portfolio:         10.000000       12.309803         23.10%               0   1999
Service Class - NQ

VIP High Income               10.000000        9.662795         -3.37%               0   1999
Portfolio: Service
Class - Q

VIP High Income               10.000000        9.662795         -3.37%               0   1999
Portfolio: Service
Class - NQ

VIP Money Market              10.000000       10.220920          2.21%               0   1999
Portfolio - Q*

VIP Money Market              10.000000       10.220920          2.21%               0   1999
Portfolio - NQ*

VIP Overseas Portfolio:       10.000000       13.045702         30.46%               0   1999
Service Class - Q

VIP Overseas Portfolio:       10.000000       13.045702         30.46%               0   1999
Service Class - NQ

VIP II Asset Manager          10.000000       10.549398          5.46%               0   1999
Portfolio: Service
Class - Q

*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1999 was 3.83%.

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP II Asset Manager          10.000000       10.549398          5.46%               0   1999
Portfolio: Service
Class - NQ

VIP II Asset Manager:         10.000000       10.792052          7.92%               0   1999
Growth Portfolio:
Service Class - Q

VIP II Asset Manager:         10.000000       10.792052          7.92%               0   1999
Growth Portfolio:
Service Class - NQ

VIP II Contrafund(R)          10.000000       11.266962         12.67%               0   1999
Portfolio: Service
Class  - Q

VIP II Contrafund(R)          10.000000       11.266962         12.67%             253   1999
Portfolio: Service
Class - NQ

VIP II Index 500              10.000000       10.783929          7.84%               0   1999
Portfolio - Q

VIP II Index 500              10.000000       10.783929          7.84%             253   1999
Portfolio  - NQ

VIP II Investment Grade       10.000000        9.764515         -2.35%               0   1999
Bond Portfolio - Q

VIP II Investment Grade       10.000000        9.764515         -2.35%               0   1999
Bond Portfolio - NQ

VIP III Balanced              10.000000        9.724377         -2.76%               0   1999
Portfolio: Service
Class - Q

UNDERLYING MUTUAL FUND    ACCUMULATION    ACCUMULATION    PERCENTAGE      NUMBER OF      YEAR
                          UNIT VALUE AT   UNIT VALUE AT   CHANGE IN       ACCUMULATION
                          BEGINNING OF    END OF PERIOD   ACCUMULATION    UNITS AT END
                          PERIOD                          UNIT VALUE      OF PERIOD
---------------------------------------------------------------------------------------------
VIP III Balanced              10.000000        9.724377         -2.76%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth & Income       10.000000       10.010436          0.10%               0   1999
Portfolio: Service
Class - Q

VIP III Growth & Income       10.000000       10.010436          0.10%               0   1999
Portfolio: Service
Class - NQ

VIP III Growth                10.000000        9.859832         -1.40%               0   1999
Opportunities
Portfolio: Service
Class - Q

VIP III Growth                10.000000        9.859832         -1.40%               0   1999
Opportunities
Portfolio: Service
Class - NQ

VIP III Mid Cap               10.000000       13.434341         34.34%               0   1999
Portfolio: Service
Class-Q

VIP III Mid Cap               10.000000       13.434341         34.34%               0   1999
Portfolio: Service
Class-Q

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, the Condensed Financial Information reflects the period from January 11, 1999 to December 31, 1999.

The VIP Equity-Income Portfolio: Service Class 2, VIP Growth Portfolio: Service Class 2, VIP High Income Portfolio: Service Class 2, VIP Overseas Portfolio:
Service Class 2, VIP II Asset Manager Portfolio: Service Class 2, VIP II Asset
Manager: Growth Portfolio: Service Class 2, VIP II Contrafund(R) Portfolio:
Service Class 2, VIP III Balanced Portfolio: Service Class 2, VIP III Growth & Income Portfolio: Service Class 2, VIP III Growth Opportunities Portfolio:
Service Class 2 and the VIP III Mid Cap Portfolio were added to the variable account effective May 1, 2000. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43218-2610, or calling 1-800-494-1132, Voice
Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History..........................................     1
Services.................................................................     1
Purchase of Securities Being Offered.....................................     2
Underwriters.............................................................     2
Calculations of Performance..............................................     2
Annuity Payments.........................................................     3
Financial Statements.....................................................     4

GENERAL INFORMATION AND HISTORY

The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. Nationwide has paid no underwriting commission to Fidelity.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the VIP Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The VIP Money Market Portfolio's seven-day current yield for the maximum number of options available as of December 31, 1999 was 3.42%. The VIP Money Market Portfolio's effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the VIP Money Market Portfolio. The VIP Money Market Portfolio's seven-day effective yield for the maximum number of options available as of December 31, 1999 was 3.08%.

The VIP Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although the portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the VIP Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 1999 (2.65%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (0.95%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,902,368 shares (cost $69,467,151) ..............................................................   $  74,619,890
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,312,478 shares (cost $96,013,107) ..............................................................     127,024,410
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         12,706,546 shares (cost $150,987,101) ............................................................     143,711,038
      Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
         78,687,079 shares (cost $78,687,079) .............................................................      78,687,079
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         3,754,242 shares (cost $71,830,878) ..............................................................     103,016,398
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,061,031 shares (cost $18,298,133) ..............................................................      19,809,453
      Fidelity VIP-II - Asset Manager: Growth Portfolio (FidVIPAMGr)
         856,851 shares (cost $13,594,052) ................................................................      15,748,921
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         4,296,593 shares (cost $89,038,937) ..............................................................     125,245,687
      Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
         1,015,071 shares (cost $136,133,517) .............................................................     169,933,008
      Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
         5,438,385 shares (cost $66,793,448) ..............................................................      66,130,759
      Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
         9,583,535 shares (cost $117,309,481) .............................................................     153,336,553
      Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn)
         4,236,017 shares (cost $58,229,067) ..............................................................      73,283,087
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         30,567,233 shares (cost $477,068,635) ............................................................     707,631,441
      Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)
         17,682 shares (cost $232,419) ....................................................................         269,656
      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         1,573,819 shares (cost $39,558,028) ..............................................................      40,384,186
      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
         1,682,874 shares (cost $73,995,915) ..............................................................      92,221,471
      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
         3,559,048 shares (cost $41,014,450) ..............................................................      40,146,057


      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         749,598 shares (cost $15,869,957) ................................................................      20,523,983
      Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
         607,331 shares (cost $10,496,262) ................................................................      11,290,278
      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
         439,736 shares (cost $7,186,090) .................................................................       8,038,382
      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
         1,933,703 shares (cost $46,848,303) ..............................................................      56,270,761
      Fidelity VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
         1,669,806 shares (cost $25,880,147) ..............................................................      26,616,704
      Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVIPGrInS)
         3,425,013 shares (cost $54,057,029) ..............................................................      59,047,225
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         4,507,579 shares (cost $97,287,198) ..............................................................     104,215,235
      Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
         281,363 shares (cost $3,662,819) .................................................................       4,287,971
                                                                                                            ---------------
            Total investments .............................................................................   2,321,489,633
   Accounts receivable.....................................................................................           1,738
                                                                                                            ---------------
            Total assets...................................................................................   2,321,491,371
ACCOUNTS PAYABLE...........................................................................................           2,338
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY (NOTE 4)........................................................................... $ 2,321,489,033
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------
STATEMENTS OF OPERATIONS
--------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                               TOTAL                 EQUITY-INCOME PORTFOLIO
                                                    --------------------------       --------------------------
                                                        1999            1998             1999            1998
                                                    ------------     ------------    ------------    ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $   39,919,462      28,746,293         993,026         600,150
  Mortality, expense and administration
    charges (note 2).....................            (27,195,016)    (20,894,395)     (1,026,362)       (822,437)
                                                   -------------   -------------   -------------   -------------
    Net investment activity..............             12,724,446       7,851,898         (33,336)       (222,287)
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..            355,318,443     221,265,915       6,778,520       3,724,216
   Cost of mutual fund shares sold........          (288,004,397)   (192,745,675)     (5,148,569)     (3,440,172)
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..             67,314,046      28,520,240       1,629,951         284,044
  Change in unrealized gain (loss)
    on investments.......................             69,194,861     152,688,719        (708,537)      2,285,323
                                                   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......            136,508,907     181,208,959         921,414       2,569,367
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains...............             42,261,919      51,573,229       2,195,110       2,135,830
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................            191,495,272     240,634,086       3,083,188       4,482,910
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            504,325,224     439,055,602       9,900,333      24,438,255
  Transfers between funds................                      -               -        (618,361)      3,516,796
  Redemptions............................           (190,416,697)    (95,841,935)     (4,720,663)     (4,045,164)
  Annuity benefits.......................                (85,693)        (45,976)         (1,431)         (1,314)
  Annual contract maintenance charge
    (note 2).............................               (158,183)       (135,080)         (5,876)         (3,209)
  Contingent deferred sales charges
    (note 2).............................             (3,988,925)     (1,866,659)       (100,888)       (128,773)
  Adjustments to maintain reserves.......                  5,308           4,599             722            (823)
                                                   -------------   -------------   -------------   -------------
      Net equity transactions............            309,681,034     341,170,551       4,453,836      23,775,768
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            501,176,306     581,804,637       7,537,024      28,258,678
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD        1,820,312,727   1,238,508,090      67,083,656      38,824,978
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $2,321,489,033   1,820,312,727      74,620,680      67,083,656
                                                   =============   =============   =============   =============


NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------
STATEMENTS OF OPERATIONS
--------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                        GROWTH PORTFOLIO              HIGH INCOME PORTFOLIO
                                                     --------------------------      --------------------------
                                                         1999            1998            1999            1998
                                                     -----------    -----------      ----------      ----------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................                103,367          133,285      14,171,585      10,862,359
  Mortality, expense and administration
    charges (note 2).....................             (1,152,699)        (533,598)     (2,116,727)     (2,222,960)
                                                   -------------   --------------  --------------   -------------
    Net investment activity..............             (1,049,332)        (400,313)     12,054,858       8,639,399
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..              6,939,156        2,870,100      52,776,329      34,158,097
   Cost of mutual fund shares sold........            (4,828,896)      (2,481,565)    (55,942,989)    (34,536,377)
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..              2,110,260          388,535      (3,166,660)       (378,280)
  Change in unrealized gain (loss)
    on investments.......................             20,166,961        9,302,636         767,153     (24,528,745)
                                                   -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......             22,277,221        9,691,171      (2,399,507)    (24,907,025)
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains...............              6,499,195        3,486,467         529,779       6,902,124
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................             27,727,084       12,777,325      10,185,130      (9,365,502)
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             16,137,604       16,985,566       9,395,187      28,906,593
  Transfers between funds................             33,381,036        4,184,630     (15,621,078)     (3,894,607)
  Redemptions............................             (6,117,319)      (1,597,186)    (14,372,343)    (10,314,646)
  Annuity benefits.......................                      -                -          (4,954)         (1,828)
  Annual contract maintenance charge
    (note 2).............................                 (6,152)          (2,420)         (9,612)         (9,856)
  Contingent deferred sales charges
    (note 2).............................               (161,209)         (33,687)       (279,317)       (221,320)
  Adjustments to maintain reserves.......                  1,147              433           1,314            (509)
                                                   -------------   --------------  --------------   -------------
      Net equity transactions............             43,235,107       19,537,336     (20,890,803)     14,463,827
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             70,962,191       32,314,661     (10,705,673)      5,098,325
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           56,063,413       23,748,752     154,419,836     149,321,511
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            127,025,604       56,063,413     143,714,163     154,419,836
                                                   =============   ==============  ==============   =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, continued
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                      MONEY MARKET PORTFOLIO            OVERSEAS PORTFOLIO
                                                   ----------------------------    ---------------------------
                                                      1999             1998            1999            1998
                                                   ------------   -------------    ------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $   3,667,236       2,729,931       1,213,755       1,390,058
  Mortality, expense and administration
    charges (note 2).....................              (952,178)       (697,090)     (1,151,010)     (1,101,471)
                                                  -------------   -------------   -------------   -------------
    Net investment activity..............             2,715,058       2,032,841          62,745         288,587
                                                  -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold.             90,941,316      86,064,942      16,874,287       9,164,560
  Cost of mutual fund shares sold........           (90,941,316)    (86,064,942)    (14,193,657)     (8,380,638)
                                                  -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                     -               -       2,680,630         783,922
  Change in unrealized gain (loss)
    on investments.......................                     -               -      25,185,085       2,431,247
                                                  -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......                     -               -      27,865,715       3,215,169
                                                  -------------   -------------   -------------   -------------
  Reinvested capital gains...............                     -               -       1,957,670       4,097,014
                                                  -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................             2,715,058       2,032,841      29,886,130       7,600,770
                                                  -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            26,511,672      36,787,840       3,262,244       8,735,152
  Transfers between funds................             9,240,481     (10,592,420)     (2,781,022)     (1,473,900)
  Redemptions............................           (22,510,342)     (8,446,229)     (6,667,363)     (4,144,730)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                (3,937)         (2,787)         (7,815)         (7,644)
  Contingent deferred sales charges
    (note 2).............................              (532,748)       (175,051)       (122,323)        (92,445)
  Adjustments to maintain reserves.......                 1,229             184           3,278             542
                                                  -------------   -------------   -------------   -------------
      Net equity transactions............            12,706,355      17,571,537      (6,313,001)      3,016,975
                                                  -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            15,421,413      19,604,378      23,573,129      10,617,745
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          63,266,840      43,662,462      79,447,569      68,829,824
                                                  -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $  78,688,253      63,266,840     103,020,698      79,447,569
                                                  =============   =============   =============   =============




NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                          ASSET MANAGER:
                                                    ASSET MANAGER PORTFOLIO             GROWTH PORTFOLIO
                                                 ----------------------------    ------------------------------
                                                      1999            1998            1999            1998
                                                 -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              515,103          350,865         330,314         182,827
  Mortality, expense and administration
    charges (note 2).....................             (246,299)        (181,029)       (205,584)       (152,576)
                                                 -------------   --------------  --------------   -------------
    Net investment activity..............              268,804          169,836         124,730          30,251
                                                 -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold.             2,724,342        2,121,060       2,272,692         905,852
  Cost of mutual fund shares sold........           (2,487,275)      (1,920,469)     (1,823,515)       (823,932)
                                                 -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..              237,067          200,591         449,177          81,920
  Change in unrealized gain (loss)
    on investments.......................              530,833          209,940         769,030         583,636
                                                 -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......              767,900          410,531       1,218,207         665,556
                                                 -------------   --------------  --------------   -------------
  Reinvested capital gains...............              652,464        1,052,595         547,838         854,987
                                                 -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................            1,689,168        1,632,962       1,890,775       1,550,794
                                                 -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            2,953,233        4,059,284       1,761,923       3,545,378
  Transfers between funds................            1,397,881          109,848         266,037         202,313
  Redemptions............................           (1,361,279)        (658,699)     (1,359,200)       (345,606)
  Annuity benefits.......................              (20,740)         (16,169)              -               -
  Annual contract maintenance charge
    (note 2).............................               (1,232)            (606)         (1,216)           (673)
  Contingent deferred sales charges
    (note 2).............................              (16,832)          (5,683)        (33,461)         (4,350)
  Adjustments to maintain reserves.......                 (227)          (2,123)           (402)             66
                                                 -------------   --------------  --------------   -------------
      Net equity transactions............            2,950,804        3,485,852         633,681       3,397,128
                                                 -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            4,639,972        5,118,814       2,524,456       4,947,922
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD         15,168,982       10,050,168      13,224,069       8,276,147
                                                 -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           19,808,954       15,168,982      15,748,525      13,224,069
                                                 =============   ==============  ==============   =============

                                                                                                    (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                       CONTRAFUND PORTFOLIO             INDEX 500 PORTFOLIO
                                                    -----------------------------   -----------------------------
                                                        1999             1998            1999            1998
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           $     428,489         374,985         795,231         369,216
  Mortality, expense and administration
    charges (note 2).....................              (1,440,777)       (932,430)     (1,520,745)       (673,776)
                                                    -------------   -------------   -------------   -------------
    Net investment activity..............              (1,012,288)       (557,445)       (725,514)       (304,560)
                                                    -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..               7,844,113       4,899,088       5,985,851       2,653,129
  Cost of mutual fund shares sold........              (5,051,434)     (4,114,192)     (3,713,122)     (2,072,374)
                                                    -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..               2,792,679         784,896       2,272,729         580,755
  Change in unrealized gain (loss)
    on investments.......................              16,939,484      14,022,891      20,210,817      10,718,449
                                                    -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......              19,732,163      14,807,787      22,483,546      11,299,204
                                                    -------------   -------------   -------------   -------------
  Reinvested capital gains...............               3,142,250       2,758,815         539,621         855,170
                                                    -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................              21,862,125      17,009,157      22,297,653      11,849,814
                                                    -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................              15,425,435      17,410,532      68,490,724      29,555,745
  Transfers between funds................              12,598,577       1,764,382      11,972,027       7,332,209
  Redemptions............................              (9,111,482)     (2,918,682)     (7,784,885)     (2,251,651)
  Annuity benefits.......................                  (5,188)         (1,385)         (4,205)              -
  Annual contract maintenance charge
    (note 2).............................                  (9,550)         (6,037)         (7,966)         (3,966)
  Contingent deferred sales charges
    (note 2).............................                (241,426)        (55,124)       (192,353)        (35,351)
  Adjustments to maintain reserves.......                   1,500             441          10,932              87
                                                    -------------   -------------   -------------   -------------
      Net equity transactions............              18,657,866      16,194,127      72,484,274      34,597,073
                                                    -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....              40,519,991      33,203,284      94,781,927      46,446,887
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD            84,727,181      51,523,897      75,161,985      28,715,098
                                                    -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           $ 125,247,172      84,727,181     169,943,912      75,161,985
                                                    =============   =============   =============   =============




NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          INVESTMENT GRADE
                                                            BOND PORTFOLIO                BALANCED PORTFOLIO
                                                     ------------------------------  ------------------------------
                                                          1999             1998            1999            1998
                                                     -------------  ---------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                2,225,217        1,397,192       3,795,276       3,537,100
  Mortality, expense and administration
    charges (note 2).....................                 (797,506)        (533,396)     (2,269,625)     (2,176,307)
                                                     -------------   --------------  --------------   -------------
    Net investment activity..............                1,427,711          863,796       1,525,651       1,360,793
                                                     -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..               13,760,323        5,690,626      22,627,268       8,612,916
  Cost of mutual fund shares sold........              (13,257,389)      (5,213,813)    (15,722,285)     (6,109,489)
                                                     -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                  502,934          476,813       6,904,983       2,503,427
  Change in unrealized gain (loss)
    on investments.......................               (4,009,453)       1,274,245      (7,941,415)     13,665,547
                                                     -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......               (3,506,519)       1,751,058      (1,036,432)     16,168,974
                                                     -------------   --------------  --------------   -------------
  Reinvested capital gains...............                  698,107          165,769       4,410,726       5,403,903
                                                     -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               (1,380,701)       2,780,623       4,899,945      22,933,670
                                                     -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               22,958,668       17,009,962       8,215,363      12,361,983
  Transfers between funds................               (3,773,589)       8,470,608      (9,589,452)     (1,896,771)
  Redemptions............................               (5,679,223)      (2,606,263)    (15,577,451)     (9,908,416)
  Annuity benefits.......................                  (18,508)         (15,041)        (11,164)         (1,259)
  Annual contract maintenance charge
    (note 2).............................                   (2,389)          (2,087)        (14,592)        (15,153)
  Contingent deferred sales charges
    (note 2).............................                  (97,638)         (50,558)       (268,374)       (187,285)
  Adjustments to maintain reserves.......                      668           (1,468)         (7,121)          1,390
                                                     -------------   --------------  --------------   -------------
      Net equity transactions............               13,387,989       22,805,153     (17,252,791)        354,489
                                                     -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               12,007,288       25,585,776     (12,352,846)     23,288,159
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             54,123,958       28,538,182     165,682,211     142,394,052
                                                     -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               66,131,246       54,123,958     153,329,365     165,682,211
                                                     =============   ==============  ==============   =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                      GROWTH AND INCOME             GROWTH OPPORTUNITIES
                                                           PORTFOLIO                       PORTFOLIO
                                                  -----------------------------    ----------------------------
                                                       1999            1998            1999            1998
                                                  ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $     372,758               -       7,748,077       6,818,325
  Mortality, expense and administration
    charges (note 2).....................              (948,551)       (581,739)    (10,462,359)     (9,645,696)
                                                  -------------   -------------   -------------   -------------
    Net investment activity..............              (575,793)       (581,739)     (2,714,282)     (2,827,371)
                                                  -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..             5,802,414       1,675,936     105,656,801      53,776,742
  Cost of mutual fund shares sold........            (3,554,954)     (1,294,541)    (57,792,437)    (31,095,663)
                                                  -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..             2,247,460         381,395      47,864,364      22,681,079
  Change in unrealized gain (loss)
    on investments.......................             2,419,029      10,320,823     (39,675,231)     99,720,539
                                                  -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......             4,666,489      10,702,218       8,189,133     122,401,618
                                                  -------------   -------------   -------------   -------------
  Reinvested capital gains...............               745,516         158,758      14,485,535      23,701,797
                                                  -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................             4,836,212      10,279,237      19,960,386     143,276,044
                                                  -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            12,202,803      15,826,845      35,348,699      77,524,904
  Transfers between funds................             5,105,328       7,690,493     (49,733,277)    (19,480,824)
  Redemptions............................            (6,070,004)     (2,487,061)    (71,916,086)    (43,447,338)
  Annuity benefits.......................                (2,553)              -         (16,950)         (8,980)
  Annual contract maintenance charge
    (note 2).............................                (4,794)         (2,083)        (82,987)        (78,559)
  Contingent deferred sales charges
    (note 2).............................              (138,826)        (28,510)     (1,433,194)       (833,269)
  Adjustments to maintain reserves.......                   (95)            570         (11,788)          5,680
                                                  -------------   -------------   -------------   -------------
      Net equity transactions............            11,091,859      21,000,254     (87,845,583)     13,681,614
                                                  -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            15,928,071      31,279,491     (67,885,197)    156,957,658
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          57,354,937      26,075,446     775,505,231     618,547,573
                                                  -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $  73,283,008      57,354,937     707,620,034     775,505,231
                                                  =============   =============   =============   =============





NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                                   EQUITY-INCOME PORTFOLIO:
                                                        MID CAP PORTFOLIO                 SERVICE CLASS
                                                    ----------------------------    ----------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                      -                -         298,320               -
  Mortality, expense and administration
    charges (note 2).....................                   (672)               -        (290,562)        (84,773)
                                                   -------------   --------------  --------------   -------------
    Net investment activity..............                   (672)               -           7,758         (84,773)
                                                   -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..                    932                -       1,839,482         655,853
  Cost of mutual fund shares sold........                   (799)               -      (1,818,247)       (673,141)
                                                   -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                    133                -          21,235         (17,288)
  Change in unrealized gain (loss)
    on investments.......................                 37,237                -         140,395         685,763
                                                   -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......                 37,370                -         161,630         668,475
                                                   -------------   --------------  --------------   -------------
  Reinvested capital gains...............                  1,264                -         659,443               -
                                                   -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................                 37,962                -         828,831         583,702
                                                   -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                 40,902                -      23,779,450      18,948,835
  Transfers between funds................                182,565                -      (1,788,457)         91,604
  Redemptions............................                   (377)               -      (1,642,855)       (375,768)
  Annuity benefits.......................                      -                -               -               -
  Annual contract maintenance charge
    (note 2).............................                    (65)               -               -               -
  Contingent deferred sales charges
    (note 2).............................                     (8)               -         (39,300)         (1,837)
  Adjustments to maintain reserves.......                  8,682                -            (384)            (21)
                                                   -------------   --------------  --------------   -------------
      Net equity transactions............                231,699                -      20,308,454      18,662,813
                                                   -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                269,661                -      21,137,285      19,246,515
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                    -                -      19,246,515               -
                                                   -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                269,661                -      40,383,800      19,246,515
                                                   =============   ==============  ==============   =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                             GROWTH PORTFOLIO:            HIGH INCOME PORTFOLIO:
                                                               SERVICE CLASS                   SERVICE CLASS
                                                     -----------------------------   --------------------------
                                                          1999            1998            1999            1998
                                                     -------------   -------------   -------------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            $      40,526               -       1,960,183               -
  Mortality, expense and administration
    charges (note 2).....................                 (468,624)        (70,401)       (295,991)        (98,519)
                                                     -------------   -------------   -------------   -------------
    Net investment activity..............                 (428,098)        (70,401)      1,664,192         (98,519)
                                                     -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..                1,602,670         390,810       1,945,198       1,922,952
  Cost of mutual fund shares sold........               (1,268,901)       (352,615)     (2,206,986)     (2,195,994)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                  333,769          38,195        (261,788)       (273,042)
  Change in unrealized gain (loss)
    on investments.......................               15,360,977       2,864,579         228,456      (1,096,849)
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......               15,694,746       2,902,774         (33,332)     (1,369,891)
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains...............                2,548,095               -          73,278               -
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               17,814,743       2,832,373       1,704,138      (1,468,410)
                                                     -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               52,001,832      15,833,951      22,326,324      22,844,703
  Transfers between funds................                5,978,794         979,486      (1,792,562)     (1,225,535)
  Redemptions............................               (2,836,596)       (312,595)     (1,696,493)       (500,261)
  Annuity benefits.......................                        -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                        -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                  (67,454)         (3,166)        (42,576)         (3,207)
  Adjustments to maintain reserves.......                       20             117            (173)            (68)
                                                     -------------   -------------   -------------   -------------
      Net equity transactions............               55,076,596      16,497,793      18,794,520      21,115,632
                                                     -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               72,891,339      19,330,166      20,498,658      19,647,222
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             19,330,166               -      19,647,222               -
                                                     -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            $  92,221,505      19,330,166      40,145,880      19,647,222
                                                     =============   =============   =============   =============




NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                            OVERSEAS PORTFOLIO:          ASSET MANAGER PORTFOLIO:
                                                               SERVICE CLASS                   SERVICE CLASS
                                                     --------------------------      ------------------------------
                                                          1999            1998            1999            1998
                                                     -------------   ----------      --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  100,837                -         134,952               -
  Mortality, expense and administration
    charges (note 2).....................                 (102,725)         (24,548)        (72,947)        (11,681)
                                                     -------------   --------------  --------------   -------------
    Net investment activity..............                   (1,888)         (24,548)         62,005         (11,681)
                                                     -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..                1,766,815          282,331       1,744,637          71,477
  Cost of mutual fund shares sold........               (1,713,117)        (301,072)     (1,708,284)        (73,296)
                                                     -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                   53,698          (18,741)         36,353          (1,819)
  Change in unrealized gain (loss)
    on investments.......................                4,550,431          103,595         567,272         226,745
                                                     -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......                4,604,129           84,854         603,625         224,926
                                                     -------------   --------------  --------------   -------------
  Reinvested capital gains...............                  162,640                -         170,940               -
                                                     -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................                4,764,881           60,306         836,570         213,245
                                                     -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                8,034,832        5,217,109       6,690,715       3,392,283
  Transfers between funds................                2,565,902          653,623         249,737         135,795
  Redemptions............................                 (684,205)         (66,607)       (204,064)        (22,375)
  Annuity benefits.......................                        -                -               -               -
  Annual contract maintenance charge
    (note 2).............................                        -                -               -               -
  Contingent deferred sales charges
    (note 2).............................                  (21,432)            (416)         (1,268)           (354)
  Adjustments to maintain reserves.......                      149              (10)            (65)             (5)
                                                     -------------   --------------  --------------   -------------
      Net equity transactions............                9,895,246        5,803,699       6,735,055       3,505,344
                                                     -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               14,660,127        5,864,005       7,571,625       3,718,589
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              5,864,005                -       3,718,589               -
                                                     -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               20,524,132        5,864,005      11,290,214       3,718,589
                                                     =============   ==============  ==============   =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                          ASSET MANAGER:               CONTRAFUND PORTFOLIO:
                                                 GROWTH PORTFOLIO: SERVICE CLASS          SERVICE CLASS
                                                  ------------------------------  -----------------------------
                                                      1999            1998            1999             1998
                                                  -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         $      68,429               -          80,508               -
  Mortality, expense and administration
    charges (note 2).....................               (51,315)         (9,642)       (313,528)        (53,824)
                                                  -------------   -------------   -------------   -------------
    Net investment activity..............                17,114          (9,642)       (233,020)        (53,824)
                                                  -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..               802,884         219,864       1,106,117         194,844
  Cost of mutual fund shares sold........              (762,726)       (231,538)       (901,194)       (190,062)
                                                  -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                40,158         (11,674)        204,923           4,782
  Change in unrealized gain (loss)
    on investments.......................               648,775         203,517       7,493,236       1,929,222
                                                  -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......               688,933         191,843       7,698,159       1,934,004
                                                  -------------   -------------   -------------   -------------
  Reinvested capital gains...............               113,492               -         590,393               -
                                                  -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               819,539         182,201       8,055,532       1,880,180
                                                  -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             5,004,654       2,398,093      32,606,438      11,884,096
  Transfers between funds................               (34,469)        (35,776)      2,642,289       1,287,064
  Redemptions............................              (248,840)        (46,097)     (1,829,360)       (222,049)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                     -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                  (857)            (60)        (33,171)           (326)
  Adjustments to maintain reserves.......                   (58)            (14)           (232)             84
                                                  -------------   -------------   -------------   -------------
      Net equity transactions............             4,720,430       2,316,146      33,385,964      12,948,869
                                                  -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             5,539,969       2,498,347      41,441,496      14,829,049
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           2,498,347               -      14,829,049               -
                                                  -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....         $   8,038,316       2,498,347      56,270,545      14,829,049
                                                  =============   =============   =============   =============





NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                        BALANCED PORTFOLIO:        GROWTH AND INCOME PORTFOLIO:
                                                          SERVICE CLASS                   SERVICE CLASS
                                                  ------------------------------  -------------------------------
                                                       1999            1998            1999            1998
                                                  -------------   --------------  --------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               260,297                -         131,543               -
  Mortality, expense and administration
    charges (note 2).....................              (180,232)         (32,398)       (376,339)        (64,178)
                                                  -------------   --------------  --------------   -------------
    Net investment activity..............                80,065          (32,398)       (244,796)        (64,178)
                                                  -------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold..               616,455          235,493         868,921         801,099
  Cost of mutual fund shares sold........              (595,209)        (233,390)       (747,360)       (781,432)
                                                  -------------   --------------  --------------   -------------
    Realized gain (loss) on investments..                21,246            2,103         121,561          19,667
  Change in unrealized gain (loss)
    on investments.......................               186,954          549,603       2,931,577       2,058,619
                                                  -------------   --------------  --------------   -------------
    Net gain (loss) on investments.......               208,200          551,706       3,053,138       2,078,286
                                                  -------------   --------------  --------------   -------------
  Reinvested capital gains...............               302,507                -         263,087               -
                                                  -------------   --------------  --------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................               590,772          519,308       3,071,429       2,014,108
                                                  -------------   --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            18,024,696        8,771,958      38,417,327      15,905,391
  Transfers between funds................              (317,408)         389,137       1,847,772         692,100
  Redemptions............................            (1,210,011)        (130,919)     (2,606,487)       (251,704)
  Annuity benefits.......................                     -                -               -               -
  Annual contract maintenance charge
    (note 2).............................                     -                -               -               -
  Contingent deferred sales charges
    (note 2).............................               (20,126)            (636)        (42,609)           (160)
  Adjustments to maintain reserves.......                    14              (59)           (819)             48
                                                  -------------   --------------  --------------   -------------
      Net equity transactions............            16,477,165        9,029,481      37,615,184      16,345,675
                                                  -------------   --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            17,067,937        9,548,789      40,686,613      18,359,783
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           9,548,789                -      18,359,783               -
                                                  -------------   --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            26,616,726        9,548,789      59,046,396      18,359,783
                                                  =============   ==============  ==============   =============

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, Continued
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                      GROWTH OPPORTUNITIES             MID CAP PORTFOLIO:
                                                    PORTFOLIO: SERVICE CLASS              SERVICE CLASS
                                                   -----------------------------   -----------------------------
                                                        1999            1998            1999            1998
                                                   -------------   -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          $     484,433               -               -               -
  Mortality, expense and administration
    charges (note 2).....................               (743,471)       (189,926)         (8,188)              -
                                                   -------------   -------------   -------------   -------------
    Net investment activity..............               (259,038)       (189,926)         (8,188)              -
                                                   -------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold..              1,315,160         173,928         725,760               -
  Cost of mutual fund shares sold........             (1,142,684)       (164,968)       (681,052)              -
                                                   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments..                172,476           8,960          44,708               -
  Change in unrealized gain (loss)
    on investments.......................              1,770,643       5,157,394         625,152               -
                                                   -------------   -------------   -------------   -------------
    Net gain (loss) on investments.......              1,943,119       5,166,354         669,860               -
                                                   -------------   -------------   -------------   -------------
  Reinvested capital gains...............                946,847               -          26,122               -
                                                   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
        owners equity resulting from
        operations.......................              2,630,928       4,976,428         687,794               -
                                                   -------------   -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             62,971,895      40,711,144       1,862,271               -
  Transfers between funds................             (3,133,553)      1,099,745       1,754,802               -
  Redemptions............................             (4,193,116)       (741,889)        (16,653)              -
  Annuity benefits.......................                      -               -               -               -
  Annual contract maintenance charge
    (note 2).............................                      -               -               -               -
  Contingent deferred sales charges
    (note 2).............................               (101,294)         (5,091)           (241)              -
  Adjustments to maintain reserves.......                 (2,952)             57             (31)              -
                                                   -------------   -------------   -------------   -------------
      Net equity transactions............             55,540,980      41,063,966       3,600,148               -
                                                   -------------   -------------   -------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             58,171,908      46,040,394       4,287,942               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           46,040,394               -               -               -
                                                   -------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....          $ 104,212,302      46,040,394       4,287,942               -
                                                   =============   =============   =============   =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds available in the Fidelity Advisor Classic and Select
              Products:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
                  (also available in the Fidelity Advisor Generations product)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund
                II(Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP-II - Asset Manager: Growth Portfolio
                  (FidVIPAMGr)
                Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
                Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
                  (also available in the Fidelity Advisor Generations product)
                Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
                  (also available in the Fidelity Advisor Generations Annuity product)

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
                Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn) Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp) Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)

              Funds available in the Fidelity Advisor Generations product:

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
                Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
                Fidelity VIP-II - Contrafund Portfolio: Service Class
                (FidVIPConS)


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio: Service Class
                (FidVIPBalS)
                Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVIPGrInS)
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
                Fidelity VIP-III - Mid Cap Portfolio: Service Class
                (FidVIPMCapS)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income
         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves
         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES
     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:

     For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.20% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit and (e) guaranteed minimum income benefit.

     For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.55% if the death benefit option is utilized.

     For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.

     The following table provides mortality, expense and administration charges by asset fee rate for the year ended December 31, 1999:


                                    TOTAL             FidVIPEI            FidVIPGr             FidVIPHI          FidVIPMMkt
                             ------------         ------------        ------------         ------------        ------------
     0.95%...........        $  1,712,052                    -                   -                    -              81,633
     1.00%...........           1,549,618                    -                   -                    -              49,462
     1.05%...........             408,890                    -                   -                    -              26,980
     1.10%...........               2,810                    -                   -                    -                 109
     1.15%...........               5,974                    -                   -                    -                  12
     1.20%...........                 845                    -                   -                    -                 114
     1.25%...........                 773                    -                   -                    -                  24
     1.30%...........           1,874,456               58,541              73,477              125,304              51,843
     1.40%...........          21,197,887              926,141           1,018,226            1,956,367             714,208
     1.45%...........             339,449               33,374              48,422               26,775              16,137
     1.50%...........             102,135                8,306              12,574                8,281              11,656
     1.60%...........                  96                    -                   -                    -                   -
     1.65%...........                   3                    -                   -                    -                   -
     1.85%...........                  28                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total.......        $ 27,195,016            1,026,362           1,152,699            2,116,727             952,178
                             ============         ============        ============         ============        ============

                                 FidVIPov             FidVIPAM          FidVIPAMGr            FidVIPCon          FidVIPI500
                             ------------         ------------        ------------         ------------        ------------
     0.95%...........        $          -                    -                   -                    -             251,973
     1.00%...........                   -                    -                   -                    -             160,189
     1.05%...........                   -                    -                   -                    -              35,886
     1.10%...........                   -                    -                   -                    -                 442
     1.15%...........                   -                    -                   -                    -                  64
     1.20%...........                   -                    -                   -                    -                 140
     1.25%...........                   -                    -                   -                    -                  54
     1.30%...........              95,693               11,508              10,887              102,254              79,082
     1.40%...........           1,043,235              223,408             188,280            1,301,653             953,425
     1.45%...........               9,978                8,592               4,787               30,854              28,682
     1.50%...........               2,104                2,791               1,630                6,016              10,755
     1.60%...........                   -                    -                   -                    -                  38
     1.65%...........                   -                    -                   -                    -                   1
     1.85%...........                   -                    -                   -                    -                  14
                             ------------         ------------        ------------         ------------        ------------
         Total.......        $  1,151,010              246,299             205,584            1,440,777           1,520,745
                             ============         ============        ============         ============        ============

                                                                                                                (Continued)



                                           NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                                             NOTES TO FINANCIAL STATEMENTS, CONTINUED


                               FidVIPIGBd            FidVIPBal          FidVIPGrIn           FidVIPGrOp          FidVIPMCap
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     74,866                    -                   -                    -                   -
     1.00%............             69,106                    -                   -                    -                   -
     1.05%............             27,038                    -                   -                    -                   -
     1.10%............                353                    -                   -                    -                   -
     1.15%............                173                    -                   -                    -                   -
     1.20%............                 10                    -                   -                    -                   -
     1.25%............                 79                    -                   -                    -                   -
     1.30%............             18,429              204,127              52,050              991,099                  39
     1.40%............            598,108            2,046,014             863,448            9,363,550                 633
     1.45%............              6,923               16,739              27,492               80,542                   -
     1.50%............              2,421                2,745               5,561               27,168                   -
     1.60%............                  -                    -                   -                    -                   -
     1.65%............                  -                    -                   -                    -                   -
     1.85%............                  -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $    797,506            2,269,625             948,551           10,462,359                 672
                             ============         ============        ============         ============        ============

                                FidVIPEIS            FidVIPGrS           FidVIPHIS            FidVIPOvS           FidVIPAMS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $    137,198              210,831             152,061               47,882              32,880
     1.00%............            119,471              205,720             109,171               41,451              31,665
     1.05%............             33,476               49,692              34,459               13,199               8,159
     1.10%............               169                  239                 190                   46                   -
     1.15%............                 71                1,665                  15                    6                 185
     1.20%............                 61                   87                  31                   33                   -
     1.25%............                 47                   64                  49                    1                  58
     1.30%............                  6                   49                   -                    -                   -
     1.40%............                 33                  181                   2                   78                   -
     1.45%............                 30                   29                   -                   14                   -
     1.50%............                  -                   38                  13                   15                   -
     1.60%............                  -                   29                   -                    -                   -
     1.65%............                  -                    -                   -                    -                   -
     1.85%............                  -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $    290,562              468,624             295,991              102,725              72,947
                             ============         ============        ============         ============        ============

                              FidVIPAMGrS           FidVIPConS          FidVIPBalS          FidVIPGrInS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     18,036              139,721              84,037              145,393             332,183
     1.00%............             23,936              138,654              76,312              187,179             333,219
     1.05%............              9,125               32,903              19,185               42,140              75,934
     1.10%............                134                  263                 287                  249                 328
     1.15%............                  -                1,668                 256                  927                 932
     1.20%............                  8                   75                   4                  147                 119
     1.25%............                 30                  141                  39                   91                  95
     1.30%............                 30                   19                   -                    4                  15
     1.40%............                 16                    7                 110                  178                 586
     1.45%............                  -                   29                   2                    5                  28
     1.50%............                  -                    3                   -                   26                  32
     1.60%............                  -                   29                   -                    -                   -
     1.65%............                  -                    2                   -                    -                   -
     1.85%............                  -                   14                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $     51,315              313,528             180,232              376,339             743,471
                             ============         ============        ============         ============        ============

                              FidVIPMCapS
                             ------------
     0.95%                          3,358
     1.00%                          4,083
     1.05%                            714
     1.10%                              1
     1.15%                              -
     1.20%                             16
     1.25%                              1
     1.30%                              -
     1.40%                              -
     1.45%                             15
     1.50%                              -
     1.60%                              -
     1.65%                              -
     1.85%                              -
                             ------------
         Total           $          8,188
                             ============



     The following table provides mortality, expense and administration charges for the year ended December 31, 1998:

                                    TOTAL             FidVIPEI            FidVIPGr             FidVIPHI          FidVIPMMkt
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $    346,655                    -                   -                    -              27,469
     1.00%............            346,637                    -                   -                    -              21,405
     1.05%............             99,916                    -                   -                    -              13,826
     1.30%............          1,542,846               39,219              29,588              126,145              40,564
     1.40%............         18,369,018              760,982             484,627            2,077,769             578,067
     1.45%............            142,890               15,961              14,910               13,240              11,394
     1.50%............             46,433                6,275               4,473                5,806               4,365
                             ------------         ------------        ------------         ------------        ------------
         Total........       $ 20,894,395              822,437             533,598            2,222,960             697,090
                             ============         ============        ============         ============        ============


                                 FidVIPOv             FidVIPAM          FidVIPAMGr            FidVIPCon          FidVIPI500
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $          -                    -                   -                    -              20,294
     1.00%............                  -                    -                   -                    -              23,497
     1.05%............                  -                    -                   -                    -               4,757
     1.30%............             88,594                7,562               8,047               59,657              37,450
     1.40%............          1,006,416              168,847             141,334              858,526             575,683
     1.45%............              5,313                3,292               2,786               11,902               9,839
     1.50%............              1,148                1,328                 409                2,345               2,256
                             ------------         ------------        ------------         ------------        ------------
         Total........       $  1,101,471              181,029             152,576              932,430             673,776
                             ============         ============        ============         ============        ============


                               FidVIPIGBd            FidVIPBal          FidVIPGrin           FidVIPGrOp           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     13,470                    -                   -                    -              35,645
     1.00%............             22,154                    -                   -                    -              39,080
     1.05%............              6,446                    -                   -                    -              10,048
     1.30%............             31,786              190,140              25,704              858,390                   -
     1.40%............            457,474            1,978,328             543,629            8,737,336                   -
     1.45%............              1,121                6,802              11,701               34,629                   -
     1.50%............                945                1,037                 705               15,341                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $    533,396            2,176,307             581,739            9,645,696              84,773
                             ============         ============        ============         ============        ============

                                                                                                                (Continued)

                                           NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                                             NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                FidVIPGrS            FidVIPHIS           FidVIPOvS            FidVIPAMS         FidVIPAMGrS
                             ------------         ------------        ------------         ------------        ------------
     0.95%............       $     33,383               49,642              11,313                6,565               3,692
     1.00%............             27,492               37,699              10,118                4,118               4,062
     1.05%............              9,526               11,178               3,117                  998               1,888
     1.30%............                  -                    -                   -                    -                   -
     1.40%............                  -                    -                   -                    -                   -
     1.45%............                  -                    -                   -                    -                   -
     1.50%............                  -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total........       $     70,401               98,519              24,548               11,681               9,642
                             ============         ============        ============         ============        ============

                               FidVIPConS           FidVIPBalS         FidVIPGRinS          FidVIPGrOpS
                             ------------         ------------        ------------         ------------
     0.95%............       $     23,438               15,680              24,821               81,243
     1.00%............             24,226               11,424              31,994               89,368
     1.05%............              6,160                5,294               7,363               19,315
     1.30%............                  -                    -                   -                    -
     1.40%............                  -                    -                   -                    -
     1.45%............                  -                    -                   -                    -
     1.50%............                  -                    -                   -                    -
                             ------------         ------------        ------------         ------------
         Total........       $     53,824               32,398              64,178              189,926
                             ============         ============        ============         ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.


                                                                                                        ANNUAL
Contract owners' equity represented by:                      UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

     ASSET FEE @ .95 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................        350,462       10.841227 $  3,799,438            4%
            Non-tax qualified........................        661,559       10.841227    7,172,111            4%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................      1,930,305       14.567662   28,120,031           19%
            Non-tax qualified........................      1,206,553       14.567662   17,576,656           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................        381,199       10.478118    3,994,248          (2)%
            Non-tax qualified........................        699,366       10.478118    7,328,039          (2)%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................        695,545       11.322947    7,875,619            5%
            Non-tax qualified........................      1,069,193       11.322947   12,106,416            5%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................        872,562       18.039523   15,740,602           36%
            Non-tax qualified........................      1,429,991       18.039523   25,796,356           36%
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................        881,536        9.868246    8,699,214            7%
            Non-tax qualified........................      1,334,025        9.868246   13,164,487            7%
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................        264,838       14.938906    3,956,390           41%
            Non-tax qualified........................        391,883       14.938906    5,854,303           41%
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified............................        113,345       12.204056    1,383,269           10%
            Non-tax qualified........................        308,073       12.204056    3,759,740           10%
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................         91,493       12.862419    1,176,821           14%
            Non-tax qualified........................        135,720       12.862419    1,745,688           14%
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................        628,642       15.419403    9,693,284           23%
            Non-tax qualified........................        992,736       15.419403   15,307,396           23%
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified............................        439,780       11.730743    5,158,946            3%
            Non-tax qualified........................        650,044       11.730743    7,625,499            3%
         Fidelity VIP-III -
         Growth and Income Portfolio: Service Class:
            Tax qualified............................        631,639       13.387303    8,455,943            8%
            Non-tax qualified........................      1,084,359       13.387303   14,516,642            8%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified............................      1,580,810       12.317183   19,471,126            3%
            Non-tax qualified........................      2,388,172       12.317183   29,415,552            3%

         Fidelity Vip-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified............................         48,890       14.643713      715,931           46%(b)
            Non-tax qualified........................         61,089       14.643713      894,570           46%(b)

      ASSET FEE @ 1.00 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................        204,043       10.830732    2,209,935            4%
            Non-tax qualified........................        351,108       10.830732    3,802,757            4%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................        753,992       14.553757   10,973,416           19%
            Non-tax qualified........................      1,077,454       14.553757   15,681,004           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................        342,030       10.468109    3,580,407          (2)%
            Non-tax qualified........................        368,204       10.468109    3,854,400          (2)%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................        700,294       11.312151    7,921,831            5%
            Non-tax qualified........................        723,120       11.312151    8,180,043            5%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................        910,888       18.022329   16,416,323           36%
            Non-tax qualified........................      1,383,685       18.022329   24,937,226           36%
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................        685,851        9.858827    6,761,686            7%
            Non-tax qualified........................        773,796        9.858827    7,628,721            7%
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................        228,910       14.924674    3,416,407           41%
            Non-tax qualified........................        368,270       14.924674    5,496,310           41%
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified............................        173,975       12.192406    2,121,174           10%
            Non-tax qualified........................        214,274       12.192406    2,612,516           10%
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................        123,075       12.850172    1,581,535           14%
            Non-tax qualified........................        173,485       12.850172    2,229,312           14%
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................        687,704       15.404707   10,593,879           23%
            Non-tax qualified........................        960,351       15.404707   14,793,926           23%

================================================================================

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------




         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified................................   401,736        11.719556    4,708,168            3%
            Non-tax qualified............................   552,217        11.719556    6,471,738            3%
         Fidelity VIP-III -
         Growth and Income Portfolio: Service Class:
            Tax qualified................................   922,659        13.374521   12,340,122            8%
            Non-tax qualified............................  1,278,902       13.374521   17,104,702            8%
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified................................ 1,554,894        12.305429   19,133,638            3%
            Non-tax qualified............................  2,150,035       12.305429   26,457,103            3%

         Fidelity Vip-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified................................     84,669       14.636558    1,239,263           46%(b)
            Non-tax qualified............................     63,767       14.636558      933,329           46%(b)

      ASSET FEE @ 1.05 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified................................     85,348       10.820248      923,487            4%
            Non-tax qualified............................    200,667       10.820248    2,171,267            4%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified................................    118,845        14.53988    1,727,992           19%
            Non-tax qualified............................    250,685        14.53988    3,644,930           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified................................    142,145        10.45812    1,486,569          (2)%
            Non-tax qualified............................    203,464        10.45812    2,127,851          (2)%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified................................    125,193       11.301374    1,414,853            5%
            Non-tax qualified............................    237,960       11.301374    2,689,275            5%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified................................    139,137       18.005139    2,505,181           36%
            Non-tax qualified............................    324,870       18.005139    5,849,330           36%
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified................................    146,880        9.849428    1,446,684            7%
            Non-tax qualified............................    233,348        9.849428    2,298,344            7%
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified................................     47,782       14.910446      712,451           41%
            Non-tax qualified............................     66,203       14.910446      987,116           41%
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified................................     42,988        12.18077      523,627           10%
            Non-tax qualified............................     66,396        12.18077      808,754           10%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified.............................        35,123       12.837906      450,906           14%
            Non-tax qualified.........................        60,669       12.837906      778,863           14%
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified.............................       112,426       15.390001    1,730,236           23%
            Non-tax qualified.........................       213,961       15.390001    3,292,860           23%
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified.............................        71,054       11.708369      831,926            3%
            Non-tax qualified.........................       133,286       11.708369    1,560,562            3%
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified.............................       152,587        13.36177    2,038,832            8%
            Non-tax qualified.........................       295,741        13.36177    3,951,623            8%
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified.............................       290,728       12.293685    3,574,118            3%
            Non-tax qualified.........................       433,732       12.293685    5,332,165            3%

         Fidelity Vip-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified............................         21,916        14.62939      320,618           46%(b)
            Non-tax qualified........................         10,769        14.62939      157,544           46%(b)

      ASSET FEE @ 1.10 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................          2,487       10.273279       25,550            3%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................         12,510       10.838507      135,590            8%(a)
            Non-tax qualified........................          6,221       10.838507       67,426            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................         11,323        9.813933      111,123           (2)%(a)
            Non-tax qualified........................          6,219        9.813933       61,033           (2)%(a)
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................          7,287        9.347646       68,116           (7)%(a)
            Non-tax qualified........................          1,926        9.347646       18,004           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................         12,175       12.372047      150,630           24%(a)
            Non-tax qualified........................          1,987       12.372047       24,583           24%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................          4,712        9.711691       45,761           (3)%(a)
            Non-tax qualified........................          4,502        9.711691       43,722           (3)%(a)

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................          2,518       13.111592       33,015           31%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................          3,541       10.846645       38,408            8%(a)
            Non-tax qualified........................            976       10.846645       10,586            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................          8,180       11.323961       92,630           13%(a)
            Non-tax qualified........................          2,518       11.323961       28,514           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified............................         10,428         9.77361      101,919           (2)%(a)
            Non-tax qualified........................          2,856         9.77361       27,913           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified............................         13,370       10.061118      134,517            1%(a)
            Non-tax qualified........................          1,659       10.061118       16,691            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified............................         15,297        9.909749      151,589           (1)%(a)
            Non-tax qualified........................          4,111        9.909749       40,739           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified............................             77       13.502242        1,040           35%(a)

      ASSET FEE @ 1.15 RATE:

         Fidelity Vip - Money Market Portfolio:
            Tax qualified............................         12,006        10.26979      123,299            3%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................          2,318       10.834863       25,115            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................          4,162        9.810644       40,832           (2)%(a)
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified............................          3,388        9.344503       31,659           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................          8,021         12.3679       99,203           24%(a)
            Non-tax qualified........................         39,902         12.3679      493,504           24%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified............................          1,531        9.708435       14,864           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................            244        13.10719        3,198           31%(a)

                                                                     (Continued)

                                      NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Tax qualified..............................        4,567       10.596211       48,393            6%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified..............................        2,663       11.320167       30,146           13%(a)
            Non-tax qualified..........................       49,325       11.320167      558,367           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified..............................        8,159        9.770329       79,716           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified..............................        3,405       10.057746       34,247            1%(a)
            Non-tax qualified..........................       29,185       10.057746      293,535            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified..............................        9,376        9.906423       92,883           (1)%(a)
            Non-tax qualified..........................       21,582        9.906423      213,800           (1)%(a)

      ASSET FEE @ 1.20 RATE:

         Fidelity VIP - Money Market Portfolio:
            Tax qualified..............................          257       10.266304        2,638            3%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified..............................        1,951        10.83123       21,132            8%(a)
            Non-tax qualified..........................        4,626        10.83123       50,105            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified..............................          504        9.807349        4,943           (2)%(a)
            Non-tax qualified..........................          122        9.807349        1,196           (2)%(a)

         Fidelity Vip -
         Equity-income Portfolio: Service Class:
            Tax qualified..............................        1,430        9.341371       13,358           (7)%(a)
            Non-tax qualified..........................          991        9.341371        9,257           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified..............................        1,660       12.363757       20,524           24%(a)
            Non-tax qualified..........................        2,283       12.363757       28,226           24%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Tax qualified..............................        1,211         9.70517       11,753           (3)%(a)
            Non-tax qualified..........................          535         9.70517        5,192           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified..............................          284       13.102821        3,721           31%(a)
            Non-tax qualified..........................          881       13.102821       11,544           31%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Non-tax qualified..........................          420       10.839384        4,553            8%(a)

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(C)
                                                          ----------      ------------                ----------

         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified.............................           685       11.316365        7,752           13%(a)
            Non-tax qualified.........................         2,726       11.316365       30,848           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified.............................           151        9.767051        1,475           (2)%(a)
            Non-tax qualified.........................           106        9.767051        1,035           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified.............................           577       10.054379        5,801            1%(a)
            Non-tax qualified.........................         4,593       10.054379       46,180            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified.............................         3,926        9.903104       38,880           (1)%(a)
            Non-tax qualified.........................         2,978        9.903104       29,491           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified.............................            31       13.493199          418           35%(a)
            Non-tax qualified.........................           499       13.493199        6,733           35%(a)

      ASSET FEE @ 1.25 RATE:
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified.............................           803       10.827599        8,695            8%(a)
            Non-tax qualified.........................           573       10.827599        6,204            8%(a)
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Non-tax qualified.........................         5,985        9.804059       58,677           (2)%(a)
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified.............................           257        9.338236        2,400           (7)%(a)
            Non-tax qualified.........................           980        9.338236        9,151           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified.............................           673        12.35961        8,318           24%(a)
            Non-tax qualified.........................         1,395        12.35961       17,242           24%(a)

         Fidelity Vip -
         High Income Portfolio: Service Class:
            Tax qualified.............................           326        9.701921        3,163           (3)%(a)
            Non-tax qualified.........................         1,924        9.701921       18,666           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Non-tax qualified.........................            32       13.098422          419           31%(a)
         Fidelity VIP-II -
         Asset Manager Portfolio: Service Class:
            Non-tax qualified.........................         3,092       10.589098       32,741            6%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified.............................           263       10.835743        2,850            8%(a)
            Non-tax qualified.........................           246       10.835743        2,666            8%(a)

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................          1,562       11.312579       17,670           13%(a)
            Non-tax qualified........................          2,319       11.312579       26,234           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Tax qualified............................            127        9.763773        1,240           (2)%(a)
            Non-tax qualified........................          1,506        9.763773       14,704           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified............................          1,485          10.051       14,926            1%(a)
            Non-tax qualified........................          2,033          10.051       20,434            1%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified............................            995         9.89977        9,850           (1)%(a)
            Non-tax qualified........................          1,977         9.89977       19,572           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Non-tax qualified........................             42       13.488675          567           35%(a)

      ASSET FEE @ 1.30 RATE:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified............................        183,447       14.172629    2,599,926            5%
            Non-tax qualified........................        156,154       14.172629    2,213,113            5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified............................        219,941       21.704997    4,773,819           36%
            Non-tax qualified........................        231,950       21.704997    5,034,474           36%
         Fidelity VIP - High Income Portfolio:
            Tax qualified............................        417,032       11.968494    4,991,245            7%
            Non-tax qualified........................        335,122       11.968494    4,010,906            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................        292,257       11.321684    3,308,841            4%
            Non-tax qualified........................        138,223       11.321684    1,564,917            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified............................        299,712       18.146675    5,438,776           41%
            Non-tax qualified........................        215,144       18.146675    3,904,148           41%
         Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified...............................         31,342       14.520553      455,103           10%
            Non-tax qualified........................         36,449       14.520553      529,260           10%
         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified............................         31,321       15.777489      494,167           14%
            Non-tax qualified........................         31,916       15.777489      503,554           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified............................        314,209       18.477393    5,805,763           23%
            Non-tax qualified........................        225,052       18.477393    4,158,374           23%

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................        269,118       18.841144    5,070,491           19%
            Non-tax qualified........................        164,955       18.841144    3,107,941           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................        173,026       11.362789    1,966,058           (2)%
            Non-tax qualified........................         91,053       11.362789    1,034,616           (2)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified............................        481,305       17.636796    8,488,678            3%
            Non-tax qualified........................        367,940       17.636796    6,489,283            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified............................        158,200       17.037809    2,695,381            8%
            Non-tax qualified........................        126,435       17.037809    2,154,175            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified............................      1,413,840       24.792904   35,053,199            3%
            Non-tax qualified........................      1,475,385       24.792904   36,579,079            3%
         Fidelity VIP-III - Mid Cap Portfolio:
            Tax qualified............................          9,645       14.603095      140,847           46%(b)
            Non-tax qualified........................          8,821       14.603095      128,814           46%(b)
         Fidelity VIP - Equity-Income Portfolio:
            Service Class:
            Tax qualified............................            341        9.335095        3,183           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................            673       12.355467        8,315           24%(a)
            Non-tax qualified........................            754       12.355467        9,316           24%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Tax qualified............................          1,035        10.83211       11,211            8%(a)
            Non-tax qualified........................            235        10.83211        2,546            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified............................            530       11.308771        5,994           13%(a)
            Non-tax qualified........................            434       11.308771        4,908           13%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified............................            173       10.047615        1,738            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
         Tax qualified...............................            531        9.896444        5,255           (1)%(a)

      ASSET FEE @ 1.40 RATE:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified............................      1,695,231        14.13039   23,954,275            5%
            Non-tax qualified........................      3,019,886        14.13039   42,672,167            5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified............................      1,601,216       21.640361   34,650,892           36%
            Non-tax qualified........................      3,499,888       21.640361   75,738,840           36%


                                                                     (Continued)


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP - High Income Portfolio:
            Tax qualified............................      3,512,241        11.93018   41,901,667            7%
            Non-tax qualified........................      7,547,236        11.93018   90,039,884            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified............................      1,547,965       11.285433   17,469,455            4%
            Non-tax qualified........................      3,063,912       11.285433   34,577,574            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified............................      1,594,341        18.08863   28,839,444           41%
            Non-tax qualified........................      3,514,876        18.08863   63,579,291           41%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified............................        405,505       14.477303    5,870,619           10%
            Non-tax qualified........................        824,691       14.477303   11,939,301           10%
         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified............................        279,404       15.730503    4,395,165           14%
            Non-tax qualified........................        629,730       15.730503    9,905,970           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified............................      2,003,071       18.422344   36,901,263           23%
            Non-tax qualified........................      4,068,308       18.422344   74,947,769           23%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................      1,356,953       18.785022   25,490,392           19%
            Non-tax qualified........................      2,905,306       18.785022   54,576,237           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................      1,254,764       11.326409   14,211,970           (2)%
            Non-tax qualified........................      2,233,065       11.326409.  25,292,608           (2)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified...........................       2,352,156        17.54785.  41,275,281            3%
            Non-tax qualified.......................       5,436,492        17.54785   95,398,746            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified...........................       1,145,440       16.987037   19,457,632            8%
            Non-tax qualified.......................       2,718,399       16.987037   46,177,544            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified...........................       7,527,710       24.667851  185,692,429            3%
            Non-tax qualified.......................      17,920,089       24.667851  442,050,085            3%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
         Non-tax qualified..........................             887        9.328815        8,275           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified...........................           4,046       12.347169       49,957           23%(a)
            Non-tax qualified.......................           1,119       12.347169       13,816           23%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
            Non-tax qualified.......................             107        9.692137        1,037           (3)%(a)


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------



         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified.............................         2,046       13.085254       26,772           31%(a)
            Non-tax qualified.........................           202       13.085254        2,643           31%(a)
         Fidelity VIP-II - Asset Manager
         Growth Portfolio: Service Class:
            Non-tax qualified.........................           219       10.824826        2,371            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified.............................           210       11.301172        2,373           13%(a)
            Non-tax qualified.........................           101       11.301172        1,141           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Non-tax qualified.........................         3,154        9.753925       30,764           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified.............................         1,435       10.040866       14,409            0%(a)
            Non-tax qualified.........................         4,769       10.040866       47,885            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified.............................        11,626        9.889792      114,979           (1)%(a)
            Non-tax qualified.........................         7,514        9.889792       74,312           (1)%(a)

      ASSET FEE @ 1.45 RATE:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified.............................        60,593       11.913142      721,853            5%
            Non-tax qualified.........................       146,671       11.913142    1,747,312            5%
         Fidelity VIP - Growth Portfolio:
            Tax qualified.............................        78,768       18.667172    1,470,376           35%
            Non-tax qualified.........................       218,645       18.667172    4,081,484           35%
         Fidelity VIP - High Income Portfolio:
            Tax qualified.............................        79,734       10.176069      811,379            7%
            Non-tax qualified.........................       123,514       10.176069    1,256,887            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified.............................        41,696       10.844055      452,154            4%
            Non-tax qualified.........................        51,072       10.844055      553,828            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified.............................        25,983       15.453729      401,534           41%
            Non-tax qualified.........................        39,558       15.453729      611,319           41%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified.............................        21,912       12.673141      277,694            9%
            Non-tax qualified.........................        35,532       12.673141      450,302            9%

         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified.............................        11,295       13.476375      152,216           14%
            Non-tax qualified.........................        12,166       13.476375      163,954           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified.............................        54,385       15.610339      848,968           22%
            Non-tax qualified.........................       128,262       15.610339    2,002,213           22%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified..............................       46,530        15.51665      721,990           19%
            Non-tax qualified..........................      128,027        15.51665    1,986,550           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified..............................       13,862       10.613518      147,125           (2)%
            Non-tax qualified..........................       52,808       10.613518      560,479           (2)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified..............................       27,944       12.270926      342,899            3%
            Non-tax qualified..........................       74,853       12.270926      918,516            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified..............................       56,050       14.295582      801,267            8%
            Non-tax qualified..........................       97,471       14.295582    1,393,405            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified..............................      151,722        13.11468    1,989,785            3%
            Non-tax qualified..........................      312,763        13.11468    4,101,787            3%
         Fidelity VIP -
         Equity-Income Portfolio: Service Class:
            Tax qualified..............................        3,290         9.32567      330,681           (7)%(a)
            Non-tax qualified..........................          180        9.325673        1,679           (7)%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified..............................        2,607        12.34302       32,178           23%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified..............................        1,262       13.080864       16,508           31%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified..............................        2,852       11.297372       32,220           13%(a)
         Fidelity VIP-III -
         Balanced Portfolio: Service Class:
            Non-tax qualified..........................          115        9.750647       1,121           (2)%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Non-tax qualified..........................          284       10.037482       2,851            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified..............................        3,120        9.886469       30,846           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Tax qualified..............................        1,246        13.47058       16,784           35%(a)

      ASSET FEE @ 1.50 RATE:

         Fidelity VIP - Equity-income Portfolio:
            Tax qualified..............................       28,206       11.900112      335,655            5%
            Non-tax qualified..........................       31,200       11.900112      371,283            5%


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP - Growth Portfolio:
            Tax qualified.............................        37,563       18.646776      700,429           35%
            Non-tax qualified.........................        30,852       18.646776      575,290           35%
         Fidelity VIP - High Income Portfolio:
            Tax qualified.............................        30,522       10.164929      310,254            7%
            Non-tax qualified.........................        36,652       10.164929      372,565            7%
         Fidelity VIP - Money Market Portfolio:
            Tax qualified.............................        25,144       10.832134      272,363            4%
            Non-tax qualified.........................        23,877       10.832134      258,639            4%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified.............................         7,933       15.436822      122,460           40%
            Non-tax qualified.........................         8,015       15.436822      123,726           40%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified.............................         2,118       12.659254       26,812            9%
            Non-tax qualified.........................        14,021       12.659254      177,495            9%
         Fidelity VIP-II -
         Asset Manager Growth Portfolio:
            Tax qualified.............................         3,397       13.461613       45,729           14%
            Non-tax qualified.........................         6,520       13.461613       87,770           14%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified                                     12,643        15.59326      197,146           22%
            Non-tax qualified........................         23,346        15.59326      364,040           22%
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified............................         18,621       15.499687      288,620           19%
            Non-tax qualified........................         40,822       15.499687      632,728           19%
         Fidelity VIP-II -
         Investment Grade Bond Portfolio:
            Tax qualified............................          9,870       10.601902      104,641           (3)%
            Non-tax qualified........................          9,188       10.601902       97,410           (3)%
         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified............................          2,319       12.257491       28,425            3%
            Non-tax qualified........................         20,233       12.257491      248,006            3%
         Fidelity VIP-III -
         Growth and Income Portfolio:
            Tax qualified............................         11,738       14.279936      167,618            8%
            Non-tax qualified........................         29,850       14.279936      426,256            8%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified............................         84,838       13.100322    1,111,405            3%
            Non-tax qualified........................         76,283       13.100322      999,332            3%
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified............................            866       12.338879       10,685           23%(a)
            Non-tax qualified........................            271       12.338879        3,344           23%(a)
         Fidelity VIP -
         High Income Portfolio: Service Class:
         Tax qualified...............................            267        9.685624        2,586           (3)%(a)
         Fidelity VIP -
         Overseas Portfolio: Service Class:
            Tax qualified............................            255       13.076471        3,335           31%(a)

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT


                                                                                                        ANNUAL
                                                             UNITS         UNIT VALUE                  RETURN(c)
                                                          ----------      ------------                ----------


         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified...............................         265        11.29358            2,993           13%(a)
            Non-tax qualified...........................         300        11.29358            3,388           13%(a)
         Fidelity VIP-III - Growth and Income
         Portfolio: Service Class:
            Tax qualified...............................         530       10.034112            5,318            0%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified...............................         648        9.883134            6,404           (1)%(a)
         Fidelity VIP-III -
         Mid Cap Portfolio: Service Class:
            Non-tax qualified...........................          85       13.466052            1,145           35%(a)

      ASSET FEE @ 1.60 RATE:

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified...............................         765       10.802136            8,264            8%(a)
         Fidelity VIP -
         Growth Portfolio: Service Class:
            Tax qualified...............................         539       12.330569            6,646           23%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified...............................         572       11.285979            6,456           13%(a)

      ASSET FEE @ 1.65 RATE:

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified...............................         271       10.798506            2,926            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Tax qualified...............................         397       11.282174            4,479           13%(a)

      ASSET FEE @ 1.85 RATE:

         Fidelity VIP-II - Index 500 Portfolio:
            Non-tax qualified...........................         253       10.783929           2,728            8%(a)
         Fidelity VIP-II -
         Contrafund Portfolio: Service Class:
            Non-tax qualified...........................         253       11.266962            2,851           13%(a)
         Reserves for annuity contracts in payout phase:
            Tax qualified...............................                                       35,491
            Non-tax qualified...........................                                      368,949
                                                                                      ---------------
                                                                                      $ 2,321,489,033
                                                                                      ===============


(a) Non-annualized. The return was computed for the period 5/03/1999 (effective date) through 12/31/1999.
(b) Non-annualized. The return was computed for the period 1/11/1999 (effective date) through 12/31/1999.
(c) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  To be filed by Financial Statements:

                           (1) Financial statements included in Prospectus (Part A):

                                 Condensed Financial Information.

                           (2)   Financial statements included in Part B:

                                 Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
                                 (Part A).

                           Nationwide Fidelity Advisor Variable Account:

                                 Independent Auditors' Report.

                                 Statements of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 1999.

                                 Statements of Operations for the years ended
                                 December 31, 1999, and 1998.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 1999 and 1998.

                                 Notes to Financial Statements.

                           Nationwide Life Insurance Company:

                                 Independent Auditors' Report.

                                 Consolidated Balance Sheets as of December 31, 1999 and 1998.

                                 Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

                                 Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                                 Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.

                                 Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits
                      (1) Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant.
                           - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                      (2)  Not Applicable


                      (3) Form of the Underwriting or Distribution contracts between the Registrant and the Principal Underwriter.
                           - Filed previously with Post-Effective Amendment
                           No. 9 to the Registration Statement (File No. 33-89560) and hereby incorporated by reference.


                      (4) The form of the variable annuity contract. - Filed previously with Registration Statement (File No. 33-89560) on October 31, 1997, and hereby incorporated by reference.

                      (5) The variable annuity application. - Filed previously with Post-Effective Amendment No. 4 to the Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                      (6) Articles of Incorporation of the Depositor. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                      (7)  Not Applicable

                      (8)  Not Applicable

                      (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

                      (10) Not Applicable

                      (11) Not Applicable

                      (12) Not Applicable

                      (13) Computation of Performance Quotations - Filed
                           previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                     NAME AND PRINCIPAL                              POSITIONS AND OFFICES
                      BUSINESS ADDRESS                                   WITH DEPOSITOR
                     Lewis J. Alphin                                        Director
                     519 Bethel Church Road
                     Mount Olive, NC  28365-6107

                     A. I. Bell                                             Director
                     4121 North River Road West
                     Zanesville, OH  43701

                     Kenneth D. Davis                                       Director
                     7229 Woodmansee Road
                     Leesburg, OH  45135

                     Keith W. Eckel                                         Director
                     1647 Falls Road
                     Clarks Summit, PA 18411

                     Willard J. Engel                                       Director
                     301 East Marshall Street
                     Marshall, MN  56258

                     Fred C. Finney                                         Director
                     1558 West Moreland Road
                     Wooster, OH  44691

                     Joseph J. Gasper                         President and Chief Operating Officer
                     One Nationwide Plaza                                 and Director
                     Columbus, OH  43215

                     Dimon R. McFerson                        Chairman and Chief Executive Officer
                     One Nationwide Plaza                                 and Director
                     Columbus, OH  43215

                     David O. Miller                           Chairman of the Board and Director
                     115 Sprague Drive
                     Hebron, OH  43025

                     Yvonne L. Montgomery                                   Director
                     Xerox Corporation
                     Suite 200
                     1401 H Street NW
                     Washington, DC 20005-2110

                     Ralph M. Paige                                         Director
                     Federation of Southern
                     Cooperatives/Land Assistance Fund
                     2769 Church Street
                     East Point, GA  30344

                     James F. Patterson                                     Director
                     8765 Mulberry Road
                     Chesterland, OH  44026

                     NAME AND PRINCIPAL                              POSITIONS AND OFFICES
                      BUSINESS ADDRESS                                   WITH DEPOSITOR
                     Arden L. Shisler                                       Director
                     1356 North Wenger Road
                     Dalton, OH  44618

                     Robert L. Stewart                                      Director
                     88740 Fairview Road
                     Jewett, OH  43986

                     Nancy C. Thomas                                        Director
                     1767D Westwood Avenue
                     Alliance, OH  44601

                     Richard D. Headley                         Executive Vice President - Chief
                     One Nationwide Plaza                        Information Technology Officer
                     Columbus, OH 43215

                     Robert A. Oakley                               Executive Vice President-
                     One Nationwide Plaza                            Chief Financial Officer
                     Columbus, OH  43215

                     Robert J. Woodward, Jr.                        Executive Vice President
                     One Nationwide Plaza                           Chief Investment Officer
                     Columbus, OH  43215

                     James E. Brock                            Senior Vice President - Corporate
                     One Nationwide Plaza                                  Development
                     Columbus, OH  43215

                     Charles A. Bryan                               Senior Vice President -
                     One Nationwide Plaza                     Chief Actuary - Property and Casualty
                     Columbus, OH 43215

                     John R. Cook, Jr.                              Senior Vice President -
                     One Nationwide Plaza                         Chief Communications Officer
                     Columbus, OH  43215

                     Thomas L. Crumrine                               Senior Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     David A. Diamond                               Senior Vice President -
                     One Nationwide Plaza                             Corporate Controller
                     Columbus, OH 43215

                     Philip C. Gath                                 Senior Vice President -
                     One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                     Columbus, OH  43215

                     Patricia R. Hatler                              Senior Vice President,
                     One Nationwide Plaza                         General Counsel and Secretary
                     Columbus, OH 43215

                     NAME AND PRINCIPAL                              POSITIONS AND OFFICES
                      BUSINESS ADDRESS                                   WITH DEPOSITOR
                     David K. Hollingsworth                         Senior Vice President -
                     One Nationwide Plaza                           Business Development and
                     Columbus, OH 43215                                 Sponsor Relations

                     David R. Jahn                                  Senior Vice President -
                     One Nationwide Plaza                             Commercial Insurance
                     Columbus, OH 43215

                     Donna A James                             Senior Vice President - Chief Human
                     One Nationwide Plaza                               Resources Officer
                     Columbus, OH  43215

                     Richard A. Karas                            Senior Vice President - Sales -
                     One Nationwide Plaza                              Financial Services
                     Columbus, OH  43215

                     Gregory S. Lashutka                            Senior Vice President -
                     One Nationwide Plaza                              Corporate Relations
                     Columbus, OH 43215

                     Edwin P. McCausland, Jr.                       Senior Vice President -
                     One Nationwide Plaza                            Fixed Income Securities
                     Columbus, OH 43215

                     Mark D. Phelan                                   Senior Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     Douglas C. Robinette                            Senior Vice President -
                     One Nationwide Plaza                          Claims and Finance Services
                     Columbus, OH  43215

                     Mark R. Thresher                               Senior Vice President -
                     One Nationwide Plaza                        Finance - Nationwide Financial
                     Columbus, OH 43215

                     Richard M. Waggoner                            Senior Vice President -
                     One Nationwide Plaza                                  Operations
                     Columbus, OH 43215

                     Susan A. Wolken                             Senior Vice President - Product
                     One Nationwide Plaza                          Management and Nationwide
                     Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.                Texas                              Holding Company
--------------------------------------------------------------------------------------------------------------------
The 401(k) Company                        Texas                              Third-party administrator for 401(k)
                                                                             plans
--------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.          Texas                              Investment advisor registered with the
                                                                             SEC
--------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.         Texas                              NASD registered broker-dealer
--------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                    Delaware                           Insurance agency marketing life
                                                                             insurance & annuity products through
                                                                             financial institutions
--------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.            Ohio                               Insurance agency marketing life
                                                                             insurance & annuity products through
                                                                             financial institutions
--------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.                Iowa                               Holding Company
--------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company             Iowa                               Managing general agent and surplus
                                                                             lines broker for property & casualty
                                                                             insurance products
--------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                        Iowa                               Property & casualty holding company
--------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing          Iowa                               Direct marketer for property and
Company                                                                      casualty insurance products
--------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking             Iowa                               Broker-Dealer
Corporation
--------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance    Iowa                               Underwrites general property &
Company                                                                      casualty insurance
--------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                          Ohio                               Promotes international cooperative
                                                                             insurance organizations
--------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                    Iowa                               Underwrites general property &
                                                                             casualty insurance
--------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.        Florida                            Underwriting manager for ocean cargo
                                                                             and bulk insurance
--------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company             Germany                            Insurance Company
--------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.           California                         Captive insurance brokerage firm
--------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                  California                         Former marketing company for
                                                                             traditional agent producers of CalFarm
                                                                             Insurance Company
--------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company                 California                         Multi-line insurance company
--------------------------------------------------------------------------------------------------------------------
Caliber Funding                           Delaware                           A limited purpose corporation
--------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance          Texas                              Insurance Company
Company
--------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and          Germany                            General service insurance broker
Service GmbH
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
Cooperative Service Company               Nebraska                           Insurance agency that sells and
                                                                             services commercial insurance
--------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company              Iowa                               Underwrites property & casualty
                                                                             insurance
--------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                          Ohio                               A limited liability company to provide
                                                                             administrative services to
                                                                             Nationwide's direct operations
--------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation             Delaware                           Limited purpose corporation
--------------------------------------------------------------------------------------------------------------------
F&B, Inc.                                 Iowa                               Insurance Agency
--------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company         Iowa                               Mutual Insurance Company
--------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency    Alabama                            Insurance agency marketing life
of Alabama, Inc.                                                             insurance and annuity products through
                                                                             financial institutions
--------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency    Ohio                               Insurance marketing life insurance and
of Ohio, Inc.                                                                annuity products through financial
                                                                             institutions
--------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency    Oklahoma                           Insurance marketing life insurance and
of Oklahoma, Inc.                                                            annuity products through financial
                                                                             institutions
--------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency    Texas                              Insurance marketing life insurance and
of Texas, Inc.                                                               annuity products through financial
                                                                             institutions
--------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust      Massachusetts                      Diversified, open-end investment
                                                                             company
--------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities             Oklahoma                           Limited broker-dealer doing business
Corporation                                                                  solely in the financial institution
                                                                             market
--------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.            Ohio                               Managed Care Organization
--------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                 Ohio                               Services employers for managing
                                                                             workers' and unemployment compensation
                                                                             matters
--------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada       Nevada                             Self-insurance administration, claims
                                                                             examinations and data processing
                                                                             services
--------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,    New York                           Workers' compensation/self-insured
Inc.                                                                         claims administration services to
                                                                             employers with exposure in New York
--------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.            Ohio                               Insurance agency providing commercial
                                                                             property & casualty brokerage services
--------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates, Inc.    Ohio                               Insurance Agency
--------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New        New York                           Insurance agency marketing life
York, Inc.                                                                   insurance and annuity products through
                                                                             financial institutions
--------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company            Germany                            Life insurance through direct mail
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.            Texas                              General agent to market non-standard
                                                                             automobile and motorcycle insurance
                                                                             for Colonial Mutual Insurance Company
--------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                     Massachusetts                      Provides third-party administration
                                                                             services for workers compensation,
                                                                             automobile injury and disability claims
--------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Ltd.           Iowa                               General printing services
--------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.                 Oregon                             Insurance brokerage
--------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.           Oregon                             Investment adviser and stable value
                                                                             money management
--------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.           Oregon                             Holding Company
--------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.          Delaware                           Credit research consulting
--------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                   Ohio                               Owns and operates a recreational ski
                                                                             facility
--------------------------------------------------------------------------------------------------------------------
**National Casualty Company               Wisconsin                          Insurance Company
--------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,     England                            Insurance Company
Ltd.
--------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.      Ohio                               Administers deferred compensation
                                                                             plans for public employees
--------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit            Delaware                           Provides third-party administration
Administration Company                                                       services
--------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.        Ohio                               Registered broker-dealer providing
                                                                             investment management and
                                                                             administrative services
--------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                 Ohio                               Insurance Agency
--------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance         Iowa                               Provides property & casualty insurance
Company                                                                      primarily to agricultural business
--------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                     Ohio                               A limited liability company related to
                                                                             arena development
--------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust        Ohio                               Diversified open-end investment company
--------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company              Wisconsin                          Underwrites non-standard automobile
                                                                             and motorcycle insurance
--------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company        Ohio                               Investment Securities Agent
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                    Ohio                               Holding company for entities
                                                                             affiliated with Nationwide Mutual
                                                                             Insurance Company
--------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution         Ohio                               A limited liability company providing
Company, LLC                                                                 agency support services to Nationwide
                                                                             exclusive agents
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company   Ohio                               An assignment company to administer
                                                                             structured settlement business
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution          Delaware                           Insurance Agency
Distributors Agency, Inc.
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution          New Mexico                         Insurance Agency
Distributors Agency, Inc. of New Mexico
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution          Massachusetts                      Insurance Agency
Distributors Agency, Inc. of
Massachusetts
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services             Bermuda                            Long-term insurer which issued
(Bermuda) Ltd.                                                               variable annuity and variable life
                                                                             products to persons outside the U.S. &
                                                                             Bermuda
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital     Delaware                           Trust which issues and sells
Trust                                                                        securities & uses proceeds to acquire
                                                                             debentures
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital     Delaware                           Trust which issues and sells
Trust II                                                                     securities & uses proceeds to acquire
                                                                             debentures
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.       Delaware                           Holding Company for entities
                                                                             associated with Nationwide Mutual
                                                                             Insurance Company
--------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                     Ohio                               Not-for profit corporation
--------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company      Ohio                               Primarily provides automobile and fire
                                                                             insurance to select customers
--------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC            Ohio                               Act as a support company for
                                                                             Nationwide Global Holdings, Inc. & its
                                                                             international capitalization efforts
--------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                   Cayman Islands                     Exempted company with limited
                                                                             liability for purpose of issuing
                                                                             investment shares to segregated asset
                                                                             accounts of Nationwide Financial
                                                                             Services (Bermuda) Ltd. and to
                                                                             non-U.S. resident investors
--------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.          Ohio                               Holding Company for Nationwide
                                                                             Insurance Enterprise international
                                                                             operations
--------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH      Grand Duchy of                     Analyze European market of life
Luxembourg Branch                         Luxembourg                         insurance
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,     Hong Kong                          Primarily a holding company for
Limited                                                                      Nationwide Global Holdings, Inc. Asian
                                                                             operations
--------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil     Brazil                             Holding company
Participacoes LTDA
--------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.             Ohio                               Health insuring organization
--------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company          Iowa                               Mortgage lendor
--------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company             Ohio                               Reinsurance company assuming business
                                                                             from Nationwide Mutual Insurance
                                                                             Company and other insurers within the
                                                                             Nationwide Insurance Enterprise
--------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America   Wisconsin                          Independent agency personal lines
                                                                             underwriter of property & casualty
                                                                             insurance
--------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida   Ohio                               Transacts general insurance business
                                                                             except life insurance
--------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf Charities,      Ohio                               Not-for-profit corporation
Inc.
--------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters     California                         Special risks, excess & surplus lines
                                                                             underwriting manager
--------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation           Michigan                           Provide investors with continuous
                                                                             source of investment under management
                                                                             of trustees
--------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II       Massachusetts                      Diversified, open-end investment
                                                                             company
--------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services            Oklahoma                           Registered broker-dealer
Corporation
--------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.       Ohio                               Stock Transfer Agent
--------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity             Ohio                               Life Insurance Company
Insurance Company
--------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company       Ohio                               Life Insurance Company
--------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                         Texas                              Commercial property insurance in Texas
--------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.       Ohio                               Preferred provider organization,
                                                                             products and related services
--------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance          Ohio                               Mutual Insurance Company
Company
--------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                  Ohio                               Diversified, open-end investment
                                                                             company
--------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company       Ohio                               Mutual Insurance Company
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.               Ohio                               Develop, own and operate real estate
                                                                             and real estate investments
--------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty          Ohio                               Insurance Company
Insurance Company
--------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.         Ohio                               Develop, own and operate real estate
                                                                             and real estate investments
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Delaware                           Market and administer deferred
                                                                             compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Alabama                            Market and administer deferred
of Alabama                                                                   compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Arizona                            Market and administer deferred
of Arizona                                                                   compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Arkansas                           Market and administer deferred
of Arkansas                                                                  compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Montana                            Market and administer deferred
of Montana                                                                   compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                             Market and administer deferred
of Nevada                                                                    compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     New Mexico                         Market and administer deferred
of New Mexico                                                                compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Ohio                               Market variable annuity contracts to
of Ohio                                                                      members of the National Education
                                                                             Association in the state of Ohio
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Oklahoma                           Market variable annuity contracts to
of Oklahoma                                                                  members of the National Education
                                                                             Association in the state of Oklahoma
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     South Dakota                       Market and administer deferred
of South Dakota                                                              compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Texas                              Market and administer deferred
of Texas                                                                     compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Wyoming                            Market variable annuity contracts to
of Wyoming                                                                   members of the National Education
                                                                             Association in the state of Wyoming
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions           Massachusetts                      Market and administer deferred
Insurance Agency Inc.                                                        compensation plans for public employees
--------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.                Brazil                             Engage in elementary, health & life
                                                                             insurance; private open pension and
                                                                             wealth concession plans
--------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust        Massachusetts                      Diversified, open-end investment
                                                                             company
--------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.         Ohio                               Single member limited liability
                                                                             company performing shared services
                                                                             functions for the Nationwide Insurance
                                                                             Enterprise
--------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB             United States                      Federal savings bank chartered by the
                                                                             Office of Thrift Supervision in U.S.
                                                                             Department of Treasury to exercise
                                                                             custody & fiduciary powers
--------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                   Germany                            Administrative services for Neckura
                                                                             Insurance Group
--------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                 Germany                            Insurance Company
--------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company            Germany                            Life and health insurance company
--------------------------------------------------------------------------------------------------------------------
Nevada Independent                        Nevada                             Workers' compensation administrative
Companies-Construction                                                       services to Nevada employers in the
                                                                             construction industry
--------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health       Nevada                             Workers' compensation administrative
and Nonprofit                                                                services to Nevada employers in health
                                                                             & nonprofit industries
--------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-             Nevada                             Workers' compensation administrative
Hospitality and Entertainment                                                services to Nevada employers in the
                                                                             hospitality & entertainment industries
--------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-             Nevada                             Workers' compensation administrative
Manufacturing, Transportation and                                            services to Nevada employers in the
Distribution                                                                 manufacturing, transportation and
                                                                             distribution industries
--------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                    Delaware                           Holding company for Nationwide
                                                                             Financial Services, Inc. distribution
                                                                             companies
--------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                       Luxembourg                         Acts primarily as holding company for
                                                                             Nationwide Global Holdings, Inc.
                                                                             European operations
--------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                     The Netherlands                    Holding company for other overseas
                                                                             companies
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
            COMPANY                       STATE/COUNTRY        NO. VOTING               PRINCIPAL BUSINESS
                                               OF              SECURITIES
                                          ORGANIZATION       (SEE ATTACHED
                                                              CHART UNLESS
                                                               OTHERWISE
                                                               INDICATED)
--------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                              United Kingdom                     Assist Nationwide Global Holdings,
                                                                             Inc. with European operations and
                                                                             marketing
--------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                   Delaware                           Limited liability company for
                                                                             investments
--------------------------------------------------------------------------------------------------------------------
PanEuroLife                               Luxembourg                         Life Insurance company providing
                                                                             individual life insurance primarily in
                                                                             the UK, Belgium and France
--------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                  Wisconsin                          Pension plan administration and record
                                                                             keeping services
--------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.        Oregon                             NASD registered broker-dealer
--------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                      Iowa                               Insurance Agency
--------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                    Texas                              Has a pending application to become a
                                                                             licensed insurance agency with the
                                                                             Texas Department of Insurance
--------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company              Ohio                               Insurance Company
--------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company              Ohio                               Insurance Company
--------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance        Arizona                            Provides excess and surplus lines
Company                                                                      insurance coverage on a non-admitted
                                                                             basis
--------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group   Germany                            Recruits and supervises external sales
                                                                             partners who obtain new business for
                                                                             the Neckura Group as well as to offer
                                                                             financial services
--------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company                Oregon                             Oregon state bank with trust powers
--------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                   Delaware                           Holding Company
--------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust       Delaware                           Trust designed to act as a registered
                                                                             investment advisor
--------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust                Delaware                           Trust designed to act as a registered
                                                                             investment advisor
--------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company        Arizona                            Underwrites excess and surplus lines
                                                                             of property and casualty insurance
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                  COMPANY                       STATE/COUNTRY           NO. VOTING                  PRINCIPAL BUSINESS
                                                     OF                 SECURITIES
                                                ORGANIZATION        (SEE ATTACHED CHART)
                                                                  UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------
 *   MFS Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   NACo Variable Account                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide DC Variable Account                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
     Nationwide DCVA-II                             Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Separate Account No. 1                         Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Multi-Flex Variable Account         Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-A               Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-B               Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VA Separate Account-C               Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account                    Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-II                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-3                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-4                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-5                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-6                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Fidelity Advisor Variable           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
     Account                                                      Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-8                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-9                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide Variable Account-10                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------
     Nationwide Variable Account-11                 Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                  COMPANY                       STATE/COUNTRY           NO. VOTING                  PRINCIPAL BUSINESS
                                                     OF                 SECURITIES
                                                ORGANIZATION        (SEE ATTACHED CHART)
                                                                  UNLESS OTHERWISE INDICATED
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-A               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------
     Nationwide VL Separate Account-B               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-C               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VL Separate Account-D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account                Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-2              Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-3              Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
 *   Nationwide VLI Separate Account-4              Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------
     Nationwide VLI Separate Account-5              Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $19,000,000 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,182,959,447 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    111,835,185 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $91,600           |
  |     |                              |     |    |                              |       |     |Fire-16%         $91,742           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             -------------------------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             -------------------------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             -------------------------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             -------------------------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |       DISCOVER COMPANY       |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |      Liability Company        |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            June 30, 2000

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                       |--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
|                           |  |  |                           |  ||  |                           | |  ||  |        INC          |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC   |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |  ASSET ALLOCATION TRUST   |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |..|  |    OHIO BUSINESS TRUST    |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |      |               Cost        | |  ||  |                     |
| NW Life-70%               |  |  |                           |      |               ----        | |  ||  |                     |
| NW Mutual-30%             |  |  |                           |      | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------      ----------------------------- |  ||  -----------------------
                               |                                                                   |  ||
-----------------------------  |                                     ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |                                     |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |                                     |                           | |  ||  |                     |
|                           |  |                                     |                           | |  ||  |                     |
| Units:                    |..|                                     | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |                                        | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |                                        |                           | |  ||  |    OF TEXAS, INC    |
|                           |                                        |               Cost        | |  ||  |                     |
| NW Life-97.6%             |                                        |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |                                        | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------                                        ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |     INSURANCE AGENCY,     | |  ||  |                     |
                                                                     |       INC. OF MASS.       | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |  INSURANCE AGENCY, INC.   | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,182,959,447 |
                                                  |FIRE            649,510    111,385,185 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |CLASS B      NW CORP-100%  |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|-------------------------|--------------------------|-------------------------|
           |                         |                         |                          |                         |
-----------|------------ ------------|------------ ------------|------------ -------------|------------ ------------|-------------
|NFS DISTRIBUTORS, INC.| |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
|       (NFSDI)        | |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
|                      | |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
|                      | |                       | |------------- Shares   | |                        | |NFS-96%                 |
|                      | |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
|NFS-100%              | |                       | |              ----     | |              ----      | |---------------  Shares |
|                      | | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
-----------|------------ ------------------------- ------------------------- -------------------------- ------------|-------------
           |
-----------|---------|----------------|--------------------------|                        |-------------------------|---------------
-----------|-------- | ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
|NATIONAL DEFERRED | | |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
|COMPENSATION, INC.| | |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
|                  | | |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
|                  | | |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
|                  | | |-------------   -------   | |                        | |                       | |                       |
|NFSDI-100%        | | |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
|                  | | |Class B        NFS-100%   | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
---||--------------- | ---------------------------- -------------|------------ -----------------|------- -----------|-------------
   ||                |            |                              |                              |                   |
   ||                |            |                              |                              |                   |------------|
   ||                |            |                              |                              |                                |
   ||  --------------|------------|----------------------------  |  --------------------------  |  ----------------------------  |
   ||  |    IRVIN L. SCHWARTZ    |||   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
   ||  |   AND ASSOCIATES, INC.  |||SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
   ||  |                         |||                          |  |  |      NEW MEXICO        |  |  |                          |  |
   ||  |Common Stock:  Control:  |||Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
=====  |-------------  --------  |||------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
       |Class A        Other-100%|||              Cost        |  |  |               Cost     |  |  |              Cost        |  |
       |Class B        NFSDI-100%|||              ----        |  |  |               ----     |  |  |              ----        |  |
       |                         |||NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
                                  |                              |                              |                                |
       ---------------------------|----------------------------  |  --------------------------  |  ----------------------------  |
       |    401(k) INVESTMENT    |||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
       |      SERVICES, INC.     |||SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
       |                         |||                          |  |  |      SO. DAKOTA        |  |  |                          |  |
       |Common Stock: 1,000,000  |||Common Stock: 1,000       |  |  |Common Stock: 1,000     |  |  |                          |  |
       |------------  Shares     |-|------------- Shares      |--|--|------------- Shares    |  |==|     LUXEMBOURG SICAV     |  |--
       |                         |||              Cost        |  |  |               Cost     |  |  |                          |  |
       |               Cost      |||              ----        |  |  |               ----     |  |  |                          |  |
       |               ----      |||NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |  |  |                          |  |
       |401(k)-100%    $7,800    ||----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------|                              |                              |                                |
                                  |----------------------------  |  --------------------------  |  ----------------------------  |
       ---------------------------||   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   ALLIED GROUP MERCHANT  |  |
       |    401(k) INVESTMENT    |||    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |    BANKING CORPORATION   |  |
       |      ADVISORS, INC.     |||         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
       |                         |||Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
       |Common Stock:  1,000     |||------------- Shares      |  |  |-------------           |     |------------- Shares      |  |
       |------------   Shares    |-|              Cost        |  |  |              Cost      |     |              Cost        |  |
       |                         |||              ----        |  |  |              ----      |     |              ----        |  |
       |               Cost      |||NRS-100%      $500        |  |  |NRS-100%      $500      |     |VSA-100%      $146,653    |  |
       |               ----      ||----------------------------  |  --------------------------     ----------------------------  |
       |401(k)-100%    $1,000    ||                              |                                                               |
       ---------------------------|----------------------------  |  --------------------------     ----------------------------  |
                                  ||   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |       UNION BOND         |  |
       ---------------------------||      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |     |     & TRUST COMPANY      |  |
       |      401(k) COMPANY     |||       AGENCY, INC.       |  |  |     OF OHIO            |     |                          |  |
       |                         |||Common Stock: 1,000       |  |  |                        |     |Common Stock: 2,000       |  |
       |Common Stock: 855,000    |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |------------  Shares     |||                          |  |  |                        |     |                          |  |
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |              Cost       |||              ----        |  |  |                        |     |              ----        |  |
       |              ----       |-|NRS-100%      $1,000      |  |  |                        |     |Morley-100%   $50,000     |  |
       |401(k)-100%   $1,000     ||----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------|                              |                                                               |
                                  |----------------------------  |  --------------------------     ----------------------------  |
       ---------------------------||  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     |    PORTLAND INVESTMENT   |  |
       |                         |||SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |       SERVICES, INC.     |  |
       |                         |||                          |  |  |      OKLAHOMA          |     |                          |  |
       |  RIVERVIEW AGENCY, INC. |||Common Stock: 500         |  |  |                        |     |Common Stock: 1,000       |  |
       |                         |||------------- Shares      |--|==|                        |     |------------- Shares      |--|--
       |                         |||              Cost        |  |  |                        |     |              Cost        |  |
       |                         |=|              ----        |  |  |                        |     |              ----        |  |
       |                         | |NRS-100%      $500        |  |  |                        |     |Morley-100%   $25,000     |  |
       --------------------------- ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|     |         MORLEY &         |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |     |     ASSOCIATES, INC.     |  |
                                   |                          |  |  |      OF TEXAS          |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 3,500       |--|
                                   |------------- Shares      |     |                        |     |------------- Shares      |
                                   |              Cost        |     |                        |     |              Cost        |
                                   |              ----        |     |                        |     |              ----        |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $1,000      |
                                   ----------------------------     --------------------------     ----------------------------

                                                                                                                            (Right)
















-----------------------------------------------------------------------------------------------
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   ------------------------------- |      ----------------------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $257,000,000 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $14,603,732|
         ------------------------------ |                                 |  |   ----------------------------
                                        | |------------------------------ |  |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             | |  |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          | |  |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          | |  |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    | |  |   |-------------             |
    |    |                            | | |                             | |  |   |               Cost       |
    |    |                            | | |                             | |  |   |               ----       |
    |    |                            | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |                                   --|                             | |  |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 | |      |------------              |
    |    |        CAPITAL LLC         | | |               Cost          | |      |               Cost       |
    |    |                            | | |               ----          | |      |               ----       |
    |----|                            | | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
         |                            | | ------------------------------- |      ----------------------------
         |                            | |                                 |
         |                            | | ------------------------------- |      ----------------------------
         |VILLANOVA CAPITAL, INC.-100%| | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         ------------------------------ | |     COMPANY OF NEVADA       | |      |                          |
                                        --|                             | -------|Common Stock:  1 Shares   |
         ------------------------------ | |Common Stock:  40 Shares     |        |------------              |
         |     EXCALIBER FUNDING      | | |------------                 |        |               Cost       |
         |        CORPORATION         | | |               Cost          |        |               ----       |
---------|Common Stock: 1,000 Shares  | | |               ----          |        |NW Corp.-100%  $7,000,000 |
         |-------------               | | |Gates-100%     $93,750       |        ----------------------------
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                        --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                          |                             |       Limited Liability Company - Dotted Line
                                          |Common Stock:  1,000 Shares  |
                                          |------------                 |
                                          |                             |
                                          |Gates-100%                   |       June 30, 2000
                                          -------------------------------
                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2000 was 3,037 and 5,362, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) The principal underwriter is Fidelity Investments Institutional Services Company, Inc. which does not act as principal underwriter, depositor, sponsor, or investment adviser to any other investment company.

              (b)

              NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
              -----------------------------------------------------------------------------
              J. Gary Burkhead                       Director
              -----------------------------------------------------------------------------
              Kevin J. Kelly                         Director
              -----------------------------------------------------------------------------
              Robert L. Reynolds                     Director
              -----------------------------------------------------------------------------
              Kevin J. Kelly                         President and Chief Executive Officer
              -----------------------------------------------------------------------------
              Eric Roiter                            General Counsel
              -----------------------------------------------------------------------------
              Stephen E. Tibbetts                    Treasurer
              -----------------------------------------------------------------------------
              Jay Freedman                           Clerk
              -----------------------------------------------------------------------------
              Elizabeth L. Baker                     Compliance Officer
              -----------------------------------------------------------------------------
              Susan Englander Hislop                 Assistant Clerk
              -----------------------------------------------------------------------------

              (c) Not applicable

              The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Fidelity Advisor Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
April 26, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of September, 2000.


                                   NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                                   --------------------------------------------
                                                     (Registrant)

                                         NATIONWIDE LIFE INSURANCE COMPANY
                                   --------------------------------------------
                                                      (Depositor)

                                   By         /s/STEVEN SAVINI, ESQ.
                                     ------------------------------------------
                                                Steven Savini, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of September, 2000.


              SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                          Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                               Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                           Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                         Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                           Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                         Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                           Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------           Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                 Chief Executive Officer Elect
----------------------------------------               and Director
W.G. Jurgensen

DIMON R. MCFERSON                              Chairman and Chief Executive
----------------------------------------           Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                  Chairman of the Board and
----------------------------------------                 Director
David O. Miller

YVONNE L. MONTGOMERY                                     Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                            Executive Vice President and Chief
----------------------------------------            Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                           Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                       Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                         Director                 By       /s/ STEVEN SAVINI
----------------------------------------                                            ----------------------------------
Arden L. Shisler                                                                              Steven Savini
                                                                                             Attorney-in-Fact
ROBERT L. STEWART                                        Director
----------------------------------------
Robert L. Stewart